UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

                              Small Cap Premium &
                              Dividend Income Fund Inc.

                              Annual Report
                              December 31, 2005


[LOGO] IQ
       INVESTMENT                     [LOGO] Merrill Lynch   Investment Managers
       ADVISORS

Small Cap Premium & Dividend Income Fund Inc.

Portfolio Information as of December 31, 2005

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. ........................................    0.3%
Intuitive Surgical, Inc. ............................................    0.3
Cimarex Energy Co. ..................................................    0.3
Cal Dive International, Inc. ........................................    0.2
Integrated Device Technology, Inc. ..................................    0.2
Hughes Supply, Inc. .................................................    0.2
Vertex Pharmaceuticals, Inc. ........................................    0.2
Neurocrine Biosciences, Inc. ........................................    0.2
MoneyGram International, Inc. .......................................    0.2
Eagle Materials, Inc. ...............................................    0.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Banks: Outside New York City ........................................    7.0%
Real Estate Investment Trusts (REIT) ................................    5.7
Computer Services Software & Systems ................................    4.3
Retail ..............................................................    4.1
Services: Commercial ................................................    2.9
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Financials Services .................................................    20.9%
Consumer Discretionary ..............................................    16.5
Technology ..........................................................    12.6
Health Care .........................................................    10.7
Materials & Processing ..............................................    8.8
Producer Durables ...................................................    7.0
Other Energy ........................................................    4.9
Utilities ...........................................................    3.3
Auto & Transportation ...............................................    3.3
Consumer Staples ....................................................    1.7
Integrated Oils .....................................................    0.2
Other ...............................................................    0.2
Short-Term Investments ..............................................    9.9
--------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.


2       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

A Letter From the President

Dear Shareholder

The investment objective of Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is to provide stockholders with a high level of income, with a secondary objective of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest substantially all of its assets in stocks of the Russell 2000(R) Index (the "Index") and/or other investments that have economic characteristics similar to the securities that comprise the Index, which may include futures, forward, swap and option contracts based on the Index, as well as other investment funds with a composition similar to that of the Index to the extent permitted by applicable law. Second, the Fund will write (sell) call options on the Index or on exchange-traded funds ("ETFs"), which seek to track the performance of the Index with respect to some or all of the value of its assets.

The Russell 2000 Index is a capitalization-weighted index of 2000 stocks issued by small companies. The Index is designed to measure the performance of small companies in the U.S. equity market. It is not possible to make a direct investment in the Index.

The total return of the Index was -0.43% (including dividend reinvestment) from the inception of the Fund (July 29, 2005) through December 31, 2005. Over the same period, and after fees and expenses, the total return of the Fund was -0.14% (as measured by change in net asset value plus dividend reinvestment). The Fund's performance over this period is consistent with our expectations.

IQ Investment Advisors LLC invites you to visit our new Web site at www.IQIAFunds.com. Here you will find more information about IQ Investment Advisers LLC and our products and services, including current market data and fund statistics.

IQ Investment Advisors LLC continues to take a non-traditional approach to asset management by seeking to identify specific economic or strategic investment themes that aim to fulfill particular investor needs. We encourage you to revisit your portfolio to ensure that your asset allocation strategy is consistent with your specific investment needs. We thank you for trusting IQ Investment Advisors LLC with your investment assets, and we look forward to serving you in the months and years ahead.

                                           Sincerely,


                                           /s/ Mitchell M. Cox

                                           Mitchell M. Cox
                                           President, IQ Investment Advisors LLC

Russell 2000 is a registered trademark of the Frank Russell Company.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005      3

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this first shareholder report for Small Cap Premium and Dividend Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Merrill Lynch Investment Managers, the Fund's subadviser.

How has the Fund performed since its inception?

Since inception (July 29, 2005) through December 31, 2005, the Common Stock of Small Cap Premium and Dividend Income Fund Inc. had a total investment return of -0.14%, based on a change in per share net asset value from $19.10 to $18.16, and assuming reinvestment of a $.83 distribution in December. For the same period, the Russell 2000 Index had a total return of -0.43% (including dividend reinvestment).

For a description of the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the reporting period.

As the Fund was being introduced in July, U.S. equity markets continued to "muddle through" one of the narrowest trading ranges in history. July was an impressive month for equity markets, despite the drag from a strong dollar, higher energy prices, and a major terror attack in London, which caused a sharp decline in the equity markets. Investors quickly rebounded however, and the losses were recovered shortly thereafter. August brought a reversal of July's rally, as higher oil prices continued to fan the fears of economic weakness, reaching a record high of $70 per barrel during the aftermath of Hurricane Katrina. Despite the downturn of U.S. equity markets in August, September turned slightly positive as improved profits in the energy sector provided a counterbalance to lagging retail, transportation, tourism, and insurance sectors.

Equity markets slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite a U.S. gross domestic product growth rate of 4.1% for the third quarter, short-term interest rates rose, oil prices remained historically high, and consumer confidence declined. In November, equity markets were resilient in the face of Federal Reserve Board tightening, uncertain energy prices, and the strength of the U.S. dollar; markets rebounded because strong productivity and high margins resulted in good earnings and oil prices fell to the mid-$50 per barrel range from $70 per barrel. After posting gains for nearly six weeks, December saw equity markets finish on an uninspiring note as thin volume led to volatile movements in stock prices. Compounding the mixed results throughout the year and leaving investors uncertain about the direction of the economy heading into 2006, the yield curve inverted at the end of December as long-term yields fell below short-term yields, historically a harbinger of an economic downturn.

How have you managed the portfolio since its inception?

During these first five months of the Fund's existence, we worked diligently to invest the $325 million in assets that were raised in the Fund's initial offering period and quickly achieved a fully invested diversified portfolio of dividend-paying common stocks.

Our overall investment strategy involves a three-pronged approach aimed at achieving the Fund's objectives. First, we use a proprietary, quantitative model to build a diversified portfolio of dividend-paying stocks that approximates the sector weights and risk characteristics of the Russell 2000 Index. Second, we sell Russell 2000 Index call options in an effort to generate additional income for our shareholders. Finally, the third element of our investment strategy involves the periodic rebalancing of the portfolio in order to track the risks and composition of the Russell 2000 Index. We believe that, over time, this approach should serve to offer the Fund's shareholders an enhanced return relative to the Russell 2000 Index with a moderate level of volatility.


4       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

How would you characterize the Fund's position at the close of the period?

We are continuing in our efforts to maintain a portfolio that closely replicates the composition of the Russell 2000 Index. The Fund was fully invested at period-end and began paying semi-annual dividends in December. We believe the Fund is well positioned to meet its objective as we head into 2006.

Jonathan Clark
Portfolio Manager

Vincent J. Costa, CFA
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

January 18, 2006


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005      5

Schedule of Investments

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Advertising Agencies--0.6%
                Advo, Inc.                                  7,500      $    211,350
                aQuantive, Inc. (a)                        15,200           383,648
                Catalina Marketing Corp.                   12,000           304,200
                Greenfield Online, Inc. (a)                 5,400            31,644
                Marchex, Inc. Class B (a)                   6,000           134,940
                Valassis Communications, Inc. (a)          11,700           340,119
                ValueClick, Inc. (a)                       19,200           347,712
                Ventiv Health, Inc. (a)                     7,600           179,512
                                                                       ------------
                                                                          1,933,125
-----------------------------------------------------------------------------------
Aerospace--0.4%
                ARGON ST, Inc. (a)                          2,200            68,156
                Curtiss-Wright Corp.                        6,000           327,600
                Heico Corp.                                 6,600           170,808
                MTC Technologies, Inc. (a)                  3,400            93,092
                Moog, Inc. Class A (a)                      7,500           212,850
                Orbital Sciences Corp. (a)                 15,800           202,872
                Teledyne Technologies, Inc. (a)             7,500           218,250
                United Industrial Corp.                     2,000            82,740
                                                                       ------------
                                                                          1,376,368
-----------------------------------------------------------------------------------
Agriculture, Fishing & Ranching--0.2%
                Alico, Inc.                                   400            18,076
                The Andersons, Inc.                         2,300            99,084
                Delta & Pine Land Co.                       8,300           190,983
                Gold Kist, Inc. (a)                        14,200           212,290
                                                                       ------------
                                                                            520,433
-----------------------------------------------------------------------------------
Air Transport--0.8%
                AAR Corp. (a)                               9,300           222,735
                ABX Air, Inc. (a)                          17,200           134,676
                Airtran Holdings, Inc. (a)                 19,900           318,997
                Alaska Air Group, Inc. (a)                  5,900           210,748
                Aviall, Inc. (a)                            7,600           218,880
                Continental Airlines, Inc. Class B (a)     18,000           383,400
                EGL, Inc. (a)                               9,400           353,158
                ExpressJet Holdings, Inc. (a)               8,700            70,383
                Frontier Airlines, Inc. (a)                 7,600            70,224
                MAIR Holdings, Inc. (a)                       300             1,413
                Mesa Air Group, Inc. (a)                    9,700           101,462
                Offshore Logistics, Inc. (a)                4,900           143,080
                Pinnacle Airlines Corp. (a)                 7,000            46,690
                Republic Airways Holdings, Inc. (a)         1,400            21,280
                Skywest, Inc.                              15,100           405,586
                World Air Holdings, Inc. (a)                4,600            44,252
                                                                       ------------
                                                                          2,746,964
-----------------------------------------------------------------------------------
Aluminum--0.1%
                Aleris International, Inc. (a)              6,900           222,456
                Century Aluminum Co. (a)                    6,400           167,744
                                                                       ------------
                                                                            390,200
-----------------------------------------------------------------------------------
Auto Parts: After Market--0.1%
                Aftermarket Technology Corp. (a)            6,700           130,248
                Commercial Vehicle Group, Inc. (a)          4,000            75,120
                Keystone Automotive Industries, Inc. (a)    4,900           154,252
                R&B, Inc. (a)                                 800             7,584
                Standard Motor Products, Inc.               2,200            20,306
                Superior Industries International, Inc.     4,200            93,492
                                                                       ------------
                                                                            481,002
-----------------------------------------------------------------------------------
Auto Parts: Original Equipment--0.3%
                American Axle & Manufacturing
                  Holdings, Inc.                           11,700           214,461
                ArvinMeritor, Inc.                         16,500           237,435
                Hayes Lemmerz International, Inc. (a)      11,900            41,888
                Noble International Ltd.                    2,700            56,268
                Quantum Fuel Systems Technologies
                  Worldwide, Inc. (a)                      15,000            40,200
                Sauer-Danfoss, Inc.                         1,100            20,691
                Strattec Security Corp. (a)                   400            16,168
                Tenneco, Inc. (a)                           9,800           192,178
                Visteon Corp.                              34,200           214,092
                                                                       ------------
                                                                          1,033,381
-----------------------------------------------------------------------------------
Auto, Trucks & Parts--0.1%
                Accuride Corp. (a)                          1,200            15,480
                Modine Manufacturing Co.                    9,600           312,864
                Wabash National Corp.                       7,000           133,350
                                                                       ------------
                                                                            461,694
-----------------------------------------------------------------------------------
Banks: New York City--0.0%
                Signature Bank (a)                          4,100           115,087
-----------------------------------------------------------------------------------
Banks: Outside New York City--7.0%
                1st Source Corp.                            1,700            42,755
                Alabama National Bancorporation             3,000           194,280
                Amcore Financial, Inc.                      6,300           191,583
                AmericanWest Bancorp (a)                    4,000            94,520
                Ameris Bancorp                              1,400            27,776
                Ames National Corp.                         2,900            75,458
                Arrow Financial Corp.                       1,545            40,402
                Bancfirst Corp.                             1,400           110,600
                BancTrust Financial Group, Inc.               900            18,090
                The Banc Corp. (a)                          6,000            68,460
                The Bancorp Inc. (a)                          500             8,500
                Bancorpsouth, Inc.                         18,300           403,881
                Bank of Granite Corp.                       4,800            88,944
                Bank of the Ozarks, Inc.                    1,900            70,110
                Banner Corp.                                3,700           115,440
                Boston Private Financial Holdings, Inc.     8,200           249,444
                CVB Financial Corp.                        10,300           209,193
                Camden National Corp.                       1,100            36,168
                Capital City Bank Group, Inc.               2,100            72,009
                Capital Corp. of the West                   1,300            42,185
                Capital Crossing Bank (a)                   2,300            76,820
                Capitol Bancorp Ltd.                        2,200            82,368
                Cardinal Financial Corp.                    8,500            93,500
                Cascade Bancorp                             5,600           129,808
                Cathay General Bancorp                     12,300           442,062
                Centennial Bank Holdings, Inc. (a)         17,500           216,475
                Center Financial Corp.                      3,900            98,124
                Central Coast Bancorp (a)                   1,300            32,162
                Central Pacific Financial Corp.             6,800           244,256
                Chemical Financial Corp.                    5,400           171,504
                Chittenden Corp.                           10,600           294,786
                Citizens & Northern Corp.                   3,030            79,386
                Citizens Banking Corp.                     11,800           327,450
                City Holding Co.                            5,000           179,750
                CityBank                                    1,000            35,080
                Clifton Savings Bancorp, Inc.                 400             4,024
                CoBiz, Inc.                                 2,000            36,460
                Colony Bankcorp, Inc.                       2,300            57,454
                Columbia Bancorp                            2,100            86,625


6       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Banks: Outside New York City (continued)
                Columbia Banking System, Inc.               5,000      $    142,750
                Commercial Bankshares, Inc.                 2,000            70,740
                Community Bancorp (a)                       2,200            69,542
                Community Bank System, Inc.                 8,900           200,695
                Community Banks, Inc.                       6,600           184,800
                Community Trust Bancorp, Inc.               4,000           123,000
                Corus Bankshares, Inc.                      5,200           292,604
                Doral Financial Corp.                      22,800           241,680
                Enterprise Financial Services Corp.         3,200            72,576
                EuroBancshares, Inc. (a)                      700             9,919
                FNB Corporation                               700            21,469
                Farmers Capital Bank Corp.                    600            18,600
                Financial Institutions, Inc.                  700            13,734
                First BanCorp.                             18,500           229,585
                First Bancorp                               1,300            26,208
                First Busey Corp.                           1,900            39,691
                First Charter Corp.                         8,900           210,574
                First Citizens BancShares, Inc. Class A     1,300           226,746
                First Commonwealth Financial Corp.         15,200           196,536
                First Community Bancorp, Inc.               3,900           212,043
                First Community Bancshares, Inc.            1,600            49,856
                First Financial Bancorp                    10,600           185,712
                First Financial Bankshares, Inc.            3,700           129,722
                First Financial Corp.                       2,400            64,800
                First Merchants Corp.                       3,500            91,000
                First Midwest Bancorp, Inc.                12,300           431,238
                First Oak Brook Bancshares, Inc.              600            16,770
                First Regional Bancorp (a)                  1,000            67,550
                First South Bancorp, Inc.                   2,100            74,172
                First State Bancorporation                  5,300           127,147
                Franklin Bank Corp. (a)                     6,800           122,332
                Frontier Financial Corp.                    5,100           163,200
                GB&T Bancshares, Inc.                       1,800            38,538
                Glacier Bancorp, Inc.                       6,700           201,335
                Gold Banc Corp., Inc.                      11,900           216,818
                Greater Bay Bancorp                        14,000           358,680
                Greene County Bancshares, Inc.              2,700            73,872
                Hancock Holding Co.                         7,600           287,356
                Hanmi Financial Corp.                      11,700           208,962
                Harleysville National Corp.                 5,460           104,286
                Heartland Financial USA, Inc.               1,100            23,870
                Heritage Commerce Corp.                     4,600            98,900
                Hudson United Bancorp                      10,500           437,640
                Independent Bank Corp.                     11,515           319,923
                Integra Bank Corp.                          5,200           110,968
                Interchange Financial Services Corp.        2,600            44,850
                Investors Bancorp, Inc. (a)                14,900           164,347
                Irwin Financial Corp.                       3,100            66,402
                Lakeland Bancorp, Inc.                      2,600            38,220
                Lakeland Financial Corp.                      700            28,266
                MB Financial, Inc.                          4,700           166,380
                MBT Financial Corp.                         2,200            35,640
                Macatawa Bank Corp.                         3,400           123,692
                Main Street Banks, Inc.                     5,100           138,873
                MainSource Financial Group, Inc.            4,600            82,110
                Mercantile Bank Corp.                       2,600           100,100
                Mid-State Bancshares                        4,700           125,725
                Midwest Banc Holdings, Inc.                 4,400            97,900
                NBC Capital Corp.                             500            11,895
                NBT Bancorp, Inc.                           6,800           146,812
                Nara Bancorp, Inc.                          6,300           112,014
                National Penn Bancshares, Inc.              9,375           178,594
                Northern Empire Bancshares (a)                900            21,294
                Old National Bancorp                       15,700           339,748
                Old Second Bancorp, Inc.                    4,400           134,508
                Omega Financial Corp.                       2,200            61,314
                Oriental Financial Group                    6,700            82,812
                Pacific Capital Bancorp                    12,400           441,192
                Park National Corp.                         2,800           287,392
                Peapack Gladstone Financial Corp.             900            25,110
                Pennsylvania Commerce Bancorp, Inc. (a)     2,000            63,700
                Peoples Bancorp, Inc.                       1,300            37,089
                Pinnacle Financial Partners, Inc. (a)       3,100            77,438
                Piper Jaffray Cos. (a)                      5,800           234,320
                Placer Sierra Bancshares                      600            16,626
                Preferred Bank                              1,800            80,100
                Premierwest Bancorp                         5,100            71,655
                PrivateBancorp, Inc.                        5,000           177,850
                Prosperity Bancshares, Inc.                 6,400           183,936
                Provident Bankshares Corp.                  9,200           310,684
                R-G Financial Corp. Class B                 8,100           106,920
                Renasant Corp.                              1,700            53,771
                Republic Bancorp, Inc.                     21,670           257,873
                Republic Bancorp, Inc. Class A                400             8,580
                S&T Bancorp, Inc.                           5,900           217,238
                SCBT Financial Corp.                        1,100            36,762
                SVB Financial Group (a)                     9,500           444,980
                SY Bancorp, Inc.                            1,700            42,534
                Sandy Spring Bancorp, Inc.                  2,800            97,664
                Santander BanCorp                             200             5,024
                Seacoast Banking Corp. of Florida           4,200            96,390
                Security Bank Corp.                         1,100            25,619
                Simmons First National Corp. Class A        2,500            69,250
                Southside Bancshares, Inc.                    900            18,180
                Southwest Bancorp, Inc.                     4,800            96,000
                State Bancorp, Inc.                           800            13,392
                Sterling Bancshares, Inc.                  13,400           206,896
                Sterling Financial Corp.                    5,000            99,000
                Suffolk Bancorp                             1,700            57,409
                Summit Bancshares, Inc.                     4,300            77,314
                Summit Financial Group, Inc.                2,200            49,940
                Sun Bancorp, Inc. (a)                       4,300            84,925
                Susquehanna Bancshares, Inc.               12,900           305,472
                Taylor Capital Group, Inc.                    100             4,040
                Texas Capital Bancshares, Inc. (a)          6,900           154,629
                Texas Regional Bancshares, Inc. Class A    11,400           322,620
                Tompkins Trustco, Inc.                        900            40,320
                Trico Bancshares                            1,800            42,102
                TrustCo Bank Corp. NY                      21,300           264,546
                Trustmark Corp.                            13,000           357,110
                UCBH Holdings, Inc.                        24,700           441,636
                UMB Financial Corp.                         4,400           281,204
                USB Holding Co., Inc.                       1,575            34,115
                Umpqua Holdings Corp.                      12,400           353,772
                Union Bankshares Corp.                      1,400            60,340
                United Bankshares, Inc.                    10,200           359,448


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005      7

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Banks: Outside New York City (concluded)
                United Community Banks, Inc.                9,000      $    239,940
                United Security Bancshares                  2,400            64,344
                Univest Corp. of Pennsylvania               1,800            43,686
                Unizan Financial Corp.                      4,400           116,864
                Vineyard National Bancorp                   2,900            89,436
                Virginia Commerce Bancorp (a)               1,100            31,999
                Virginia Financial Group, Inc.                900            32,427
                Washington Trust Bancorp, Inc.              4,100           107,338
                WesBanco, Inc.                              6,700           203,747
                West Bancorporation, Inc.                   2,600            48,620
                West Coast Bancorp                          4,900           129,605
                Westamerica Bancorporation                  8,800           467,016
                Western Sierra Bancorp (a)                    800            29,112
                Wilshire Bancorp, Inc.                      1,800            30,942
                Wintrust Financial Corp.                    6,500           356,850
                Yardville National Bancorp                  1,300            45,045
                                                                       ------------
                                                                         22,988,605
-----------------------------------------------------------------------------------
Beverage: Brewers (Wineries)--0.0%
                Boston Beer Co., Inc. Class A (a)           3,800            95,000
-----------------------------------------------------------------------------------
Beverage: Soft Drinks--0.2%
                Coca-Cola Bottling Co. Consolidated           600            25,800
                Farmer Bros. Co.                              300             5,802
                Green Mountain Coffee Roasters, Inc. (a)    1,700            69,020
                Hansen Natural Corp. (a)                    4,200           333,900
                Peet's Coffee & Tea, Inc. (a)               4,200           127,470
                                                                       ------------
                                                                            561,992
-----------------------------------------------------------------------------------
Biotechnology Research & Production--2.3%
                Aastrom Biosciences, Inc. (a)              19,700            41,764
                Abgenix, Inc. (a)                          24,200           520,542
                Acadia Pharmaceuticals, Inc. (a)            2,000            19,700
                Albany Molecular Research, Inc. (a)         7,400            89,910
                Alexion Pharmaceuticals, Inc. (a)           7,900           159,975
                Antigenics, Inc. (a)                        4,200            19,992
                Applera Corp.--Celera Genomics
                  Group (a)                                16,500           180,840
                Arena Pharmaceuticals, Inc. (a)            10,900           154,998
                Ariad Pharmaceuticals, Inc. (a)            15,600            91,260
                Arqule, Inc. (a)                           10,300            63,036
                Array Biopharma, Inc. (a)                   5,100            35,751
                Arthrocare Corp. (a)                        6,200           261,268
                Barrier Therapeutics, Inc. (a)              5,400            44,280
                Bioenvision, Inc. (a)                       7,900            51,587
                Caliper Life Sciences, Inc. (a)             9,700            57,036
                Cell Genesys, Inc. (a)                     14,200            84,206
                Cell Therapeutics, Inc. (a)                 9,900            21,582
                Cotherix, Inc. (a)                          4,400            46,728
                Cubist Pharmaceuticals, Inc. (a)           14,400           306,000
                CuraGen Corp. (a)                           8,100            24,948
                Curis, Inc. (a)                             8,300            29,548
                Cypress Bioscience, Inc. (a)                6,400            37,248
                deCODE genetics, Inc. (a)                  11,900            98,294
                Digene Corp. (a)                            4,400           128,348
                Discovery Laboratories, Inc. (a)           11,500            76,820
                Diversa Corp. (a)                           2,600            12,480
                Dov Pharmaceutical, Inc. (a)                6,600            96,888
                Encysive Pharmaceuticals, Inc. (a)         16,100           127,029
                Enzon Pharmaceuticals, Inc. (a)            13,200            97,680
                Exelixis, Inc. (a)                         16,800           158,256
                Genitope Corp. (a)                          8,200            65,190
                Geron Corp. (a)                            15,600           134,316
                Human Genome Sciences, Inc. (a)            34,300           293,608
                ICOS Corp. (a)                             16,900           466,947
                Idenix Pharmaceuticals Inc. (a)             2,300            39,353
                Incyte Corp. (a)                           23,100           123,354
                Integra LifeSciences Holdings Corp. (a)     4,400           156,024
                InterMune, Inc. (a)                         7,700           129,360
                Introgen Therapeutics, Inc. (a)             7,300            38,471
                Kensey Nash Corp. (a)                       3,100            68,293
                Keryx Biopharmaceuticals, Inc. (a)          7,000           102,480
                Lexicon Genetics, Inc. (a)                 12,700            46,355
                MannKind Corp. (a)                          2,200            24,772
                Martek Biosciences Corp. (a)                7,500           184,575
                Maxygen, Inc. (a)                           4,400            33,044
                Momenta Pharmaceuticals Inc. (a)            2,700            59,508
                Monogram Biosciences, Inc. (a)             23,400            43,758
                Myogen, Inc. (a)                            6,100           183,976
                Myriad Genetics, Inc. (a)                   6,600           137,280
                NPS Pharmaceuticals, Inc. (a)              11,400           134,976
                Nabi Biopharmaceuticals (a)                16,200            54,756
                Nanogen, Inc. (a)                           7,900            20,698
                Nastech Pharmaceutical Co., Inc. (a)        3,300            48,576
                Neurocrine Biosciences, Inc. (a)            9,700           608,481
                Neurogen Corp. (a)                          3,100            20,429
                Northfield Laboratories, Inc. (a)           4,600            61,640
                Nuvelo, Inc. (a)                            8,700            70,557
                Orchid Cellmark, Inc. (a)                   4,100            31,160
                PRA International (a)                       3,600           101,340
                Progenics Pharmaceuticals, Inc. (a)         3,700            92,537
                Rigel Pharmaceuticals, Inc. (a)             5,900            49,324
                Savient Pharmaceuticals, Inc. (a)          18,900            70,686
                Seattle Genetics, Inc. (a)                  3,800            17,936
                Serologicals Corp. (a)                      9,800           193,452
                StemCells, Inc. (a)                        18,900            65,205
                Tanox, Inc. (a)                             4,700            76,939
                Telik, Inc. (a)                            11,900           202,181
                Tercica, Inc. (a)                           1,000             7,170
                Trimeris, Inc. (a)                          6,100            70,089
                Zymogenetics, Inc. (a)                      5,400            91,854
                                                                       ------------
                                                                          7,558,644
-----------------------------------------------------------------------------------
Building Materials--0.7%
                Ameron International Corp.                  1,300            59,254
                BlueLinx Holdings, Inc.                       500             5,625
                Building Material Holding Corp.             3,800           259,198
                Hughes Supply, Inc.                        17,800           638,130
                Huttig Building Products, Inc. (a)            700             5,880
                LSI Industries, Inc.                        6,900           108,054
                NCI Building Systems, Inc. (a)              6,000           254,880
                Simpson Manufacturing Co., Inc.             9,800           356,230
                Texas Industries, Inc.                      6,000           299,040
                Trex Co., Inc. (a)                          3,500            98,175
                Watsco, Inc.                                6,000           358,860
                Zoltek Cos., Inc. (a)                       1,100             9,658
                                                                       ------------
                                                                          2,452,984
-----------------------------------------------------------------------------------
Building: Air Conditioning--0.1%
                Lennox International, Inc.                 13,800           389,160
-----------------------------------------------------------------------------------


8       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Building: Cement--0.2%
                Eagle Materials, Inc.                       4,900      $    599,564
-----------------------------------------------------------------------------------
Building: Heating & Plumbing--0.1%
                Aaon, Inc. (a)                                800            14,336
                Interline Brands Inc. (a)                   2,000            45,500
                Jacuzzi Brands, Inc. (a)                   21,400           179,760
                                                                       ------------
                                                                            239,596
-----------------------------------------------------------------------------------
Building: Miscellaneous--0.1%
                Comfort Systems USA, Inc.                   7,000            64,400
                Drew Industries, Inc. (a)                   2,400            67,656
                Griffon Corp. (a)                           8,400           200,004
                                                                       ------------
                                                                            332,060
-----------------------------------------------------------------------------------
Building: Roofing & Wallboard--0.1%
                Beacon Roofing Supply, Inc. (a)             3,200            91,936
                ElkCorp                                     4,500           151,470
                                                                       ------------
                                                                            243,406
-----------------------------------------------------------------------------------
Cable Television Services--0.1%
                Charter Communications, Inc. Class A (a)   81,900            99,918
                Crown Media Holdings, Inc. Class A (a)      1,200            11,004
                TiVo, Inc. (a)                             17,000            87,040
                                                                       ------------
                                                                            197,962
-----------------------------------------------------------------------------------
Casinos & Gambling--0.5%
                Alliance Gaming Corp. (a)                  11,600           151,032
                Ameristar Casinos, Inc.                     5,200           118,040
                Aztar Corp. (a)                             9,400           285,666
                Churchill Downs, Inc.                       1,300            47,749
                Dover Downs Gaming &
                  Entertainment, Inc.                         300             4,245
                Isle of Capri Casinos, Inc. (a)             4,500           109,620
                MTR Gaming Group, Inc. (a)                  7,900            82,239
                Mikohn Gaming Corp. (a)                     6,900            68,103
                Monarch Casino & Resort, Inc. (a)           1,300            29,380
                Multimedia Games, Inc. (a)                  8,500            78,625
                Pinnacle Entertainment, Inc. (a)           11,300           279,223
                Riviera Holdings Corp. (a)                  1,300            21,307
                Shuffle Master, Inc. (a)                    9,800           246,372
                WMS Industries, Inc. (a)                    4,600           115,414
                                                                       ------------
                                                                          1,637,015
-----------------------------------------------------------------------------------
Chemicals--1.0%
                American Vanguard Corp.                     1,500            35,250
                Arch Chemicals, Inc.                        7,100           212,290
                Balchem Corp.                               2,800            83,468
                Cabot Microelectronics Corp. (a)            5,400           158,382
                Calgon Carbon Corp.                        11,600            66,004
                Cambrex Corp.                               7,800           146,406
                EnerSys (a)                                10,000           130,400
                Energy Conversion Devices, Inc. (a)         6,600           268,950
                Georgia Gulf Corp.                          9,300           282,906
                Hercules, Inc. (a)                         27,700           313,010
                MacDermid, Inc.                             6,700           186,930
                Medis Technologies Ltd. (a)                 2,700            39,717
                NL Industries, Inc.                           400             5,636
                NewMarket Corp. (a)                         3,000            73,380
                Nuco2, Inc. (a)                             3,800           105,944
                OM Group, Inc. (a)                          6,200           116,312
                Octel Corp.                                 1,500            24,405
                Pioneer Cos., Inc. (a)                      3,600           107,892
                PolyOne Corp. (a)                          19,600           126,028
                Schulman A, Inc.                            9,400           202,288
                Senomyx, Inc. (a)                           4,400            53,328
                Stepan Co.                                    100             2,689
                Tronox, Inc. Class A                        5,000            65,350
                UAP Holding Corp.                          10,000           204,200
                Ultralife Batteries, Inc. (a)               4,900            58,800
                Valence Technology, Inc. (a)                4,900             7,350
                WR Grace & Co. (a)                         14,700           138,180
                Westlake Chemical Corp.                     2,500            72,025
                                                                       ------------
                                                                          3,287,520
-----------------------------------------------------------------------------------
Coal--0.1%
                Alpha Natural Resources, Inc. (a)           6,500           124,865
                Foundation Coal Holdings, Inc.              5,200           197,600
                James River Coal Co. (a)                    3,800           145,160
                                                                       ------------
                                                                            467,625
-----------------------------------------------------------------------------------
Commercial Information Services--0.3%
                Arbitron, Inc.                              7,100           269,658
                CMGI, Inc. (a)                            112,000           170,240
                infoUSA, Inc.                              10,100           110,393
                LECG Corp. (a)                              2,400            41,712
                ProQuest Co. (a)                            5,600           156,296
                Sourcecorp (a)                              4,900           117,502
                                                                       ------------
                                                                            865,801
-----------------------------------------------------------------------------------
Communications & Media--0.1%
                Entravision Communications Corp.
                  Class A (a)                              16,200           115,344
                Gemstar--TV Guide
                  International, Inc. (a)                  55,100           143,811
                                                                       ------------
                                                                            259,155
-----------------------------------------------------------------------------------
Communications Technology--2.5%
                3Com Corp. (a)                            102,200           367,920
                Adtran, Inc.                               17,400           517,476
                Airspan Networks, Inc. (a)                 12,600            71,694
                Anaren, Inc. (a)                            3,200            50,016
                Anixter International, Inc.                 8,800           344,256
                Arbinet-Thexchange Inc. (a)                 4,300            30,143
                Atheros Communications Inc. (a)            10,200           132,600
                Avocent Corp. (a)                          13,100           356,189
                Bel Fuse, Inc.                              2,100            66,780
                Black Box Corp.                             5,000           236,900
                Broadwing Corp. (a)                        19,400           117,370
                Brocade Communications
                  Systems, Inc. (a)                        66,800           271,876
                CSG Systems International (a)              14,000           312,480
                Catapult Communications Corp. (a)           1,600            23,664
                Ciena Corp. (a)                           136,000           403,920
                CommScope, Inc. (a)                        12,300           247,599
                Comtech Telecommunications Corp. (a)        5,000           152,700
                Digi International, Inc. (a)                7,700            80,773
                Ditech Communications Corp. (a)            10,200            85,170
                Echelon Corp. (a)                           4,900            38,367
                EndWare Corp. (a)                           1,300            15,314
                Entrust, Inc. (a)                          18,500            89,540
                Extreme Networks (a)                       34,100           161,975
                Finisar Corp. (a)                          31,500            65,520
                Foundry Networks, Inc. (a)                 32,400           447,444
                Glenayre Technologies, Inc. (a)            21,000            68,250
                Harmonic, Inc. (a)                         16,000            77,600


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005      9

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Communications Technology (concluded)
                InPhonic, Inc. (a)                          5,000      $     43,450
                Inter-Tel, Inc.                             6,300           123,291
                InterVoice, Inc. (a)                       11,400            90,744
                Ixia (a)                                    7,200           106,416
                j2 Global Communications, Inc. (a)          6,500           277,810
                Netgear, Inc. (a)                           8,800           169,400
                Novatel Wireless, Inc. (a)                  8,700           105,357
                Oplink Communications, Inc. (a)             2,228            32,306
                Redback Networks, Inc. (a)                 12,700           178,562
                Seachange International, Inc. (a)           8,600            67,940
                Secure Computing Corp. (a)                 10,400           127,504
                Sonus Networks, Inc. (a)                   58,600           217,992
                Standard Microsystems Corp. (a)             6,100           175,009
                Sycamore Networks, Inc. (a)                37,300           161,136
                Syniverse Holdings, Inc. (a)                2,800            58,520
                TIBCO Software, Inc. (a)                   56,400           421,308
                Talx Corp.                                  5,300           242,263
                Tekelec (a)                                15,400           214,060
                Telkonet, Inc. (a)                          5,400            22,410
                Terremark Worldwide, Inc. (a)               5,200            24,180
                Ulticom, Inc. (a)                           1,600            15,696
                Utstarcom, Inc. (a)                        27,100           218,426
                Viasat, Inc. (a)                            4,300           114,939
                WebEx Communications, Inc. (a)              7,600           164,388
                Westell Technologies, Inc. Class A (a)     17,600            79,200
                Zhone Technologies, Inc. (a)               20,100            40,401
                                                                       ------------
                                                                          8,326,244
-----------------------------------------------------------------------------------
Computer Services Software & Systems--4.3%
                AMICAS, Inc. (a)                           15,500            76,880
                Acxiom Corp.                               23,300           535,900
                Agile Software Corp. (a)                   16,700            99,866
                Altiris, Inc. (a)                           6,700           113,163
                American Reprographics Co. (a)              1,600            40,656
                Ansoft Corp. (a)                              900            30,645
                Ansys, Inc. (a)                             7,100           303,099
                Anteon International Corp. (a)              6,300           342,405
                Applied Digital Solutions, Inc. (a)        10,400            27,144
                Ariba, Inc. (a)                            13,600            99,960
                AsiaInfo Holdings, Inc. (a)                 6,000            23,880
                Aspen Technology, Inc. (a)                  7,400            58,090
                Audible, Inc. (a)                           5,000            64,200
                BearingPoint, Inc. (a)                     43,800           344,268
                Blackbaud, Inc.                             1,100            18,788
                Blackboard, Inc. (a)                        5,500           159,390
                Blue Coat Systems, Inc. (a)                 2,100            96,012
                Borland Software Corp. (a)                 17,100           111,663
                Bottomline Technologies, Inc. (a)           4,500            49,590
                COMSYS IT Partners, Inc. (a)                2,300            25,415
                Ciber, Inc. (a)                            10,500            69,300
                Click Commerce, Inc. (a)                    1,400            29,428
                Concur Technologies, Inc. (a)               5,500            70,895
                Covansys Corp. (a)                          6,600            89,826
                Dendrite International, Inc. (a)            9,400           135,454
                Digital River, Inc. (a)                     8,200           243,868
                Digitas, Inc. (a)                          24,400           305,488
                EPIQ Systems, Inc. (a)                      4,800            88,992
                eCollege.com, Inc. (a)                      3,000            54,090
                Electronics for Imaging (a)                14,900           396,489
                Emageon, Inc. (a)                           2,400            38,160
                Epicor Software Corp. (a)                  14,500           204,885
                Equinix, Inc. (a)                           3,500           142,660
                Gartner, Inc. Class A (a)                  11,600           149,640
                iGate Corp. (a)                               900             4,374
                Infocrossing, Inc. (a)                      6,900            59,409
                Informatica Corp. (a)                      23,700           284,400
                Integral Systems, Inc.                      1,400            26,404
                Internet Capital Group, Inc. (a)            7,200            59,184
                Internet Security Systems (a)              10,700           224,165
                Intervideo, Inc. (a)                        3,800            40,090
                Interwoven, Inc. (a)                       12,900           109,263
                JDA Software Group, Inc. (a)                8,600           146,286
                Jupitermedia Corp. (a)                      5,900            87,202
                Kanbay International, Inc. (a)              5,200            82,628
                Keane, Inc. (a)                            14,200           156,342
                Keynote Systems, Inc. (a)                   6,500            83,525
                Lawson Software, Inc. (a)                  18,900           138,915
                Lionbridge Technologies (a)                13,200            92,664
                MRO Software, Inc. (a)                      3,600            50,544
                Macrovision Corp. (a)                      13,800           230,874
                Magma Design Automation, Inc. (a)           6,900            58,029
                Manhattan Associates, Inc. (a)              8,300           169,984
                Mantech International Corp. Class A (a)     3,100            86,366
                Mapinfo Corp. (a)                           6,900            87,009
                Matrixone, Inc. (a)                         9,300            46,407
                Mentor Graphics Corp. (a)                  17,700           183,018
                Mercury Computer Systems, Inc. (a)          4,300            88,709
                Merge Technologies, Inc. (a)                4,100           102,582
                Micromuse, Inc. (a)                        17,300           171,097
                MicroStrategy, Inc. Class A (a)             4,300           355,782
                Micros Systems, Inc. (a)                   10,100           488,032
                Motive, Inc. (a)                            8,100            25,029
                Ness Technologies, Inc. (a)                 2,500            26,925
                NetIQ Corp. (a)                            11,500           141,335
                Netscout Systems, Inc. (a)                  3,200            17,440
                Nuance Communications, Inc. (a)            21,100           160,993
                Open Solutions, Inc. (a)                    5,800           132,936
                Openwave Systems, Inc. (a)                 20,400           356,388
                Opsware, Inc. (a)                          15,600           105,924
                PAR Technology Corp. (a)                    1,600            44,416
                PDF Solutions, Inc. (a)                     3,400            55,250
                Packeteer, Inc. (a)                         8,600            66,822
                Parametric Technology Corp. (a)            71,800           437,980
                Pegasystems, Inc. (a)                         100               731
                Progress Software Corp. (a)                10,300           292,314
                QAD, Inc.                                     700             5,348
                Quest Software, Inc. (a)                   17,700           258,243
                RealNetworks, Inc. (a)                     25,000           194,000
                RightNow Technologies, Inc. (a)             1,100            20,306
                SI International, Inc. (a)                  3,100            94,767
                SPSS, Inc. (a)                              3,300           102,069
                SSA Global Technologies, Inc. (a)             800            14,552
                SYKES Enterprises, Inc. (a)                 8,300           110,971
                SYNNEX Corp. (a)                              900            13,599
                SafeNet, Inc. (a)                           5,500           177,210
                Sapient Corp. (a)                          17,800           101,282
                Serena Software, Inc. (a)                   6,000           140,640
                SonicWALL, Inc. (a)                        16,600           131,472
                Stellent, Inc. (a)                          8,700            86,391


10      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Computer Services Software & Systems (concluded)
                SupportSoft, Inc. (a)                      13,800      $     58,236
                Syntel, Inc.                                  500            10,415
                Transaction Systems Architects, Inc.
                  Class A (a)                              10,400           299,416
                Trizetto Group (a)                         11,900           202,181
                Tyler Technologies, Inc. (a)                6,200            54,436
                Ultimate Software Group, Inc. (a)           7,000           133,490
                Vasco Data Security International (a)       7,600            74,860
                VeriFone Holdings, Inc. (a)                 5,400           136,620
                Verint Systems, Inc. (a)                    3,900           134,433
                Vignette Corp. (a)                          8,600           140,266
                webMethods, Inc. (a)                       16,200           124,902
                Websense, Inc. (a)                          5,600           367,584
                Wind River Systems, Inc. (a)               16,600           245,182
                Witness Systems, Inc. (a)                   7,900           155,393
                Zoran Corp. (a)                             9,500           153,995
                                                                       ------------
                                                                         13,960,215
-----------------------------------------------------------------------------------
Computer Technology--1.7%
                Adaptec, Inc. (a)                          23,900           139,098
                Advanced Digital Information Corp. (a)     13,400           131,186
                Cyberguard Corp. (a)                        2,900            25,607
                Dot Hill Systems Corp. (a)                 13,800            95,634
                Emulex Corp. (a)                           19,900           393,821
                FalconStor Software, Inc. (a)               3,100            22,909
                Fargo Electronics, Inc. (a)                 4,300            82,775
                Filenet Corp. (a)                          11,000           284,350
                Gateway, Inc. (a)                          60,100           150,851
                Hutchinson Technology, Inc. (a)             7,000           199,150
                Imation Corp.                               9,200           423,844
                Intergraph Corp. (a)                        7,900           393,499
                Komag, Inc. (a)                             7,800           270,348
                Lexar Media, Inc. (a)                      16,700           137,107
                Maxtor Corp. (a)                           60,500           419,870
                McData Corp. (a)                           26,400           100,320
                Mobility Electronics, Inc. (a)              4,900            47,334
                Palm, Inc. (a)                             11,100           352,980
                Perot Systems Corp. Class A (a)            18,300           258,762
                Phoenix Technologies Ltd. (a)               9,000            56,340
                Quantum Corp. (a)                          38,600           117,730
                RSA Security, Inc. (a)                     19,300           216,739
                Radiant Systems, Inc. (a)                   7,300            88,768
                Radisys Corp. (a)                           6,200           107,508
                Rimage Corp. (a)                            3,300            95,634
                Stratasys, Inc. (a)                         3,400            85,034
                Synaptics, Inc. (a)                         6,700           165,624
                Trident Microsystems, Inc. (a)             14,200           255,600
                UNOVA, Inc. (a)                            11,500           388,700
                                                                       ------------
                                                                          5,507,122
-----------------------------------------------------------------------------------
Construction--0.4%
                Brookfield Homes Corp.                      3,063           152,323
                EMCOR Group, Inc. (a)                       3,200           216,096
                Granite Construction, Inc.                  9,600           344,736
                Perini Corp. (a)                            3,400            82,110
                Washington Group International, Inc.        7,100           376,087
                                                                       ------------
                                                                          1,171,352
-----------------------------------------------------------------------------------
Consumer Electronics--0.9%
                Alloy, Inc. (a)                             5,100            14,739
                Atari Inc. (a)                              5,500             5,940
                CNET Networks, Inc. (a)                    34,200           502,398
                DTS, Inc. (a)                               5,300            78,440
                Earthlink, Inc. (a)                        34,400           382,184
                Infospace, Inc. (a)                         9,200           237,544
                Ipass, Inc. (a)                             9,900            64,944
                iVillage, Inc. (a)                          8,700            69,774
                Jamdat Mobile, Inc. (a)                     3,600            95,688
                Lifeline Systems, Inc. (a)                  3,900           142,584
                LoJack Corp. (a)                            5,400           130,302
                Midway Games, Inc. (a)                      2,800            53,116
                NIC, Inc. (a)                               4,700            28,952
                Navarre Corp. (a)                           4,000            22,120
                NetFlix, Inc. (a)                          10,100           273,306
                Sohu.com, Inc. (a)                          5,200            95,368
                THQ, Inc. (a)                              15,900           379,215
                United Online, Inc.                        13,900           197,658
                Universal Electronics, Inc. (a)             1,800            31,014
                WebSideStory, Inc. (a)                      3,300            59,829
                                                                       ------------
                                                                          2,865,115
-----------------------------------------------------------------------------------
Consumer Products--0.8%
                Blyth, Inc.                                 7,800           163,410
                CNS, Inc.                                   4,400            96,404
                CSS Industries, Inc.                          600            18,438
                Citi Trends, Inc. (a)                       1,900            81,111
                Jarden Corp. (a)                           16,800           506,520
                Mannatech, Inc.                             3,000            41,430
                Matthews International Corp. Class A        7,200           262,152
                Nautilus, Inc.                              7,500           139,950
                Oakley, Inc.                                7,500           110,175
                Playtex Products, Inc. (a)                  7,800           106,626
                RC2 Corp. (a)                               4,100           145,632
                The Topps Co., Inc.                        12,000            89,160
                Tupperware Corp.                           14,800           331,520
                USANA Health Sciences, Inc. (a)             3,000           115,080
                Water Pik Technologies, Inc. (a)            1,600            34,352
                Yankee Candle Co., Inc.                    12,400           317,440
                                                                       ------------
                                                                          2,559,400
-----------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass--0.2%
                Greif, Inc.                                 3,500           231,980
                Mobile Mini, Inc. (a)                       4,300           203,820
                Silgan Holdings, Inc.                       4,400           158,928
                                                                       ------------
                                                                            594,728
-----------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic--0.0%
                Graphic Packaging Corp. (a)                10,800            24,624
                Myers Industries, Inc.                      4,700            68,526
                                                                       ------------
                                                                             93,150
-----------------------------------------------------------------------------------
Copper--0.1%
                Mueller Industries, Inc.                    8,100           222,102
-----------------------------------------------------------------------------------
Cosmetics--0.2%
                Elizabeth Arden, Inc. (a)                   5,300           106,318
                Nu Skin Enterprises, Inc. Class A          15,500           272,490
                Parlux Fragrances, Inc. (a)                 2,100            64,113
                Revlon, Inc. Class A (a)                   30,800            95,480
                                                                       ------------
                                                                            538,401
-----------------------------------------------------------------------------------


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     11

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Diversified Financial Services--0.5%
                Euronet Worldwide, Inc. (a)                 8,600      $    239,080
                F.N.B. Corp.                               12,500           217,000
                Greenhill & Co., Inc.                       3,800           213,408
                Huron Consulting Group, Inc. (a)              900            21,591
                Jones Lang LaSalle, Inc.                    8,000           402,800
                The Nasdaq Stock Market, Inc. (a)          12,200           429,196
                USI Holdings Corp. (a)                      9,100           125,307
                                                                       ------------
                                                                          1,648,382
-----------------------------------------------------------------------------------
Diversified Materials & Processing--0.7%
                Acuity Brands, Inc.                        12,200           387,960
                Armor Holdings, Inc. (a)                    9,400           400,910
                Barnes Group, Inc.                          5,300           174,900
                Brady Corp.                                 9,400           340,092
                Clarcor, Inc.                              11,900           353,549
                Hexcel Corp. (a)                           10,400           187,720
                Olin Corp.                                 16,200           318,816
                Tredegar Corp.                              5,300            68,317
                                                                       ------------
                                                                          2,232,264
-----------------------------------------------------------------------------------
Drug & Grocery Store Chains--0.4%
                Casey's General Stores, Inc.               14,100           349,680
                Great Atlantic & Pacific Tea Co. (a)        3,800           120,764
                Ingles Markets, Inc. Class A                4,900            76,685
                Longs Drug Stores Corp.                     7,000           254,730
                Nash Finch Co.                              4,000           101,920
                Pathmark Stores, Inc. (a)                   9,100            90,909
                Ruddick Corp.                               7,400           157,472
                Smart & Final, Inc. (a)                     1,600            20,608
                Spartan Stores, Inc. (a)                    6,700            69,814
                Weis Markets, Inc.                          2,800           120,512
                Wild Oats Markets, Inc. (a)                 8,500           102,680
                                                                       ------------
                                                                          1,465,774
-----------------------------------------------------------------------------------
Drugs & Pharmaceuticals--2.7%
                AVANIR Pharmaceuticals Class A (a)         21,700            74,648
                Adolor Corp. (a)                           11,800           172,280
                Alkermes, Inc. (a)                         24,100           460,792
                Alpharma, Inc. Class A                      8,700           248,037
                Amylin Pharmaceuticals, Inc. (a)           27,300         1,089,816
                Andrx Corp. (a)                            19,500           321,165
                Atherogenics Inc. (a)                       8,400           168,084
                Bentley Pharmaceuticals, Inc. (a)           3,100            50,871
                BioMarin Pharmaceuticals, Inc. (a)         18,300           197,274
                CV Therapeutics, Inc. (a)                   9,800           242,354
                Caraco Pharmaceutical
                  Laboratories Ltd. (a)                       400             3,592
                Chattem, Inc. (a)                           5,000           181,950
                Connetics Corp. (a)                         7,800           112,710
                Dendreon Corp. (a)                         17,800            96,476
                Durect Corp. (a)                           11,900            60,333
                Dusa Pharmaceuticals, Inc. (a)              6,100            65,697
                Enzo Biochem, Inc. (a)                      5,600            69,552
                First Horizon Pharmaceutical Corp. (a)      7,800           134,550
                GTx, Inc. (a)                                 100               756
                Hi-Tech Pharmacal Co., Inc. (a)             1,900            84,151
                Immunogen, Inc. (a)                         7,900            40,527
                Inspire Pharmaceuticals, Inc. (a)           8,700            44,196
                Isis Pharmaceuticals, Inc. (a)             18,000            94,320
                Ista Pharmaceuticals, Inc. (a)              5,200            33,072
                KV Pharmaceutical Co. Class A (a)           7,900           162,740
                MGI Pharma, Inc. (a)                       18,800           322,608
                Medarex, Inc. (a)                          29,700           411,345
                Medicines Co. (a)                          13,600           237,320
                Medicis Pharmaceutical Corp. Class A       12,800           410,240
                Nektar Therapeutics (a)                    22,200           365,412
                Neopharm, Inc. (a)                          2,900            31,291
                New River Pharmaceuticals, Inc. (a)         1,000            51,880
                NitroMed, Inc. (a)                          4,900            68,355
                Noven Pharmaceuticals, Inc. (a)             6,500            98,345
                Onyx Pharmaceuticals, Inc. (a)              9,600           276,096
                Pain Therapeutics, Inc. (a)                 4,200            28,392
                Par Pharmaceutical Cos., Inc. (a)           7,600           238,184
                Penwest Pharmaceuticals Co. (a)             7,100           138,592
                Perrigo Co.                                22,700           338,457
                Pharmion Corp. (a)                          6,900           122,613
                Pozen, Inc. (a)                             4,000            38,360
                Regeneron Pharmaceuticals, Inc. (a)         6,900           110,055
                Renovis, Inc. (a)                           3,700            56,610
                SFBC International, Inc. (a)                4,100            65,641
                Salix Pharmaceuticals Ltd. (a)             10,100           177,558
                SuperGen, Inc. (a)                         15,300            77,265
                United Therapeutics Corp. (a)               5,100           352,512
                Vertex Pharmaceuticals, Inc. (a)           22,700           628,109
                                                                       ------------
                                                                          8,855,183
-----------------------------------------------------------------------------------
Education Services--0.4%
                Bright Horizons Family Solutions,
                  Inc. (a)                                  7,400           274,170
                Corinthian Colleges, Inc. (a)              24,100           283,898
                DeVry, Inc. (a)                            13,600           272,000
                Educate, Inc. (a)                           3,000            35,400
                Learning Tree International, Inc. (a)         500             6,415
                Renaissance Learning, Inc.                    800            15,128
                Strayer Education, Inc.                     4,000           374,800
                Universal Technical Institute, Inc. (a)     4,800           148,512
                                                                       ------------
                                                                          1,410,323
-----------------------------------------------------------------------------------
Electrical & Electronics--0.3%
                Benchmark Electronics, Inc. (a)             9,600           322,848
                LeCroy Corp. (a)                            4,300            65,747
                OSI Systems, Inc. (a)                       4,900            90,111
                Plexus Corp. (a)                            9,400           213,756
                Power Integrations, Inc. (a)                6,300           150,003
                TTM Technologies, Inc. (a)                 12,800           120,320
                Universal Display Corp. (a)                 7,400            77,774
                                                                       ------------
                                                                          1,040,559
-----------------------------------------------------------------------------------
Electrical Equipment & Components--0.8%
                AO Smith Corp.                              5,200           182,520
                American Superconductor Corp. (a)           9,600            75,552
                Baldor Electric Co.                         7,100           182,115
                CTS Corp.                                   7,200            79,632
                Cohu, Inc.                                  6,600           150,942
                Color Kinetics, Inc. (a)                    1,600            23,024
                Franklin Electric Co., Inc.                 6,300           249,102
                General Cable Corp. (a)                     8,700           171,390
                Genlyte Group, Inc. (a)                     6,600           353,562
                Littelfuse, Inc. (a)                        6,500           177,125
                MKS Instruments, Inc. (a)                   7,000           125,230
                Powell Industries, Inc. (a)                 3,100            55,676


12      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Electrical Equipment & Components (concluded)
                Power-One, Inc. (a)                        15,000      $     90,300
                Sonic Solutions, Inc. (a)                   5,200            78,572
                Spatialight, Inc. (a)                       8,200            28,946
                Taser International, Inc. (a)              17,100           119,187
                Technitrol, Inc.                            8,100           138,510
                Triumph Group, Inc. (a)                     4,700           172,067
                                                                       ------------
                                                                          2,453,452
-----------------------------------------------------------------------------------
Electrical: Household Appliance--0.1%
                Maytag Corp.                               18,900           355,698
                National Presto Industries, Inc.              500            22,175
                                                                       ------------
                                                                            377,873
-----------------------------------------------------------------------------------
Electronics--0.4%
                Aeroflex, Inc. (a)                         19,100           205,325
                Agilysys, Inc.                              8,400           153,048
                Daktronics, Inc.                            2,700            79,839
                II-VI, Inc. (a)                             4,500            80,415
                Kopin Corp. (a)                            20,600           110,210
                MRV Communications, Inc. (a)               18,200            37,310
                Methode Electronics, Inc.                   6,800            67,796
                Multi-Fineline Electronix, Inc. (a)         1,200            57,804
                Park Electrochemical Corp.                  6,100           158,478
                Semtech Corp. (a)                          17,000           310,420
                Supertex, Inc. (a)                          3,500           154,875
                                                                       ------------
                                                                          1,415,520
-----------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters--0.1%
                Faro Technologies, Inc. (a)                 3,700            74,000
                Itron, Inc. (a)                             6,200           248,248
                Keithley Instruments, Inc.                  1,700            23,766
                Measurement Specialties, Inc. (a)           2,100            51,135
                Metrologic Instruments, Inc. (a)            4,000            77,040
                                                                       ------------
                                                                            474,189
-----------------------------------------------------------------------------------
Electronics: Medical Systems--1.0%
                Analogic Corp.                              4,100           196,185
                Aspect Medical Systems, Inc. (a)            4,600           158,010
                Bruker BioSciences Corp. (a)                4,900            23,814
                Candela Corp. (a)                           3,800            54,872
                Datascope Corp.                             2,100            69,405
                EPIX Pharmaceuticals, Inc. (a)              7,700            31,108
                eResearch Technology, Inc. (a)             11,500           173,650
                Greatbatch, Inc. (a)                        4,500           117,045
                Haemonetics Corp. (a)                       5,800           283,388
                HealthTronics, Inc. (a)                    10,100            77,265
                Hologic, Inc. (a)                          11,800           447,456
                Illumina, Inc. (a)                         10,600           149,460
                IntraLase Corp. (a)                         4,400            78,452
                Intuitive Surgical, Inc. (a)                9,000         1,055,430
                Luminex Corp. (a)                           4,500            52,290
                Neurometrix, Inc. (a)                       2,100            57,288
                Quality Systems, Inc.                       2,200           168,872
                Somanetics Corp. (a)                        3,300           102,300
                TriPath Imaging, Inc. (a)                   5,500            33,220
                Zoll Medical Corp. (a)                      3,300            83,127
                                                                       ------------
                                                                          3,412,637
-----------------------------------------------------------------------------------
Electronics: Semi-Conductors/Components--2.6%
                AMIS Holdings, Inc. (a)                     9,000            95,850
                Actel Corp. (a)                             8,100           103,113
                Amkor Technology, Inc. (a)                 21,400           119,840
                Applied Micro Circuits Corp. (a)           70,900           182,213
                Atmel Corp. (a)                            97,900           302,511
                Bell Microproducts, Inc. (a)                9,300            71,145
                Cirrus Logic, Inc. (a)                     24,300           162,324
                Conexant Systems, Inc. (a)                126,900           286,794
                Cypress Semiconductor Corp. (a)            31,600           450,300
                DSP Group, Inc. (a)                         8,200           205,492
                Diodes, Inc. (a)                            4,500           139,725
                Exar Corp. (a)                             12,300           153,996
                Excel Technology, Inc. (a)                  2,100            49,938
                Fairchild Semiconductor
                  International, Inc. (a)                  28,400           480,244
                Formfactor, Inc. (a)                        7,400           180,782
                Genesis Microchip, Inc. (a)                 9,200           166,428
                IXYS Corp. (a)                              4,400            51,436
                Integrated Device Technology, Inc. (a)     53,100           699,858
                Integrated Silicon Solutions, Inc. (a)     11,400            73,416
                International DisplayWorks, Inc. (a)        5,600            33,264
                Lattice Semiconductor Corp. (a)            24,400           105,408
                Leadis Technology, Inc. (a)                 1,900             9,785
                MIPS Technologies, Inc. (a)                13,100            74,408
                Micrel, Inc. (a)                           15,300           177,480
                Microsemi Corp. (a)                        14,500           401,070
                Microtune, Inc. (a)                        15,600            65,052
                Monolithic Power Systems, Inc. (a)          2,500            37,475
                Netlogic Microsystems, Inc. (a)             1,800            49,032
                ON Semiconductor Corp. (a)                 32,600           180,278
                Omnivision Technologies, Inc. (a)          13,100           261,476
                PLX Technology, Inc. (a)                    3,900            33,540
                PMC-Sierra, Inc. (a)                       43,100           332,301
                Pericom Semiconductor Corp. (a)             9,500            75,715
                Pixelworks, Inc. (a)                        9,300            47,244
                Portalplayer, Inc. (a)                      4,700           133,104
                RF Micro Devices, Inc. (a)                 44,100           238,581
                Rambus, Inc. (a)                           23,600           382,084
                Sigmatel, Inc. (a)                          9,800           128,380
                Silicon Image, Inc. (a)                    18,400           166,520
                Silicon Laboratories, Inc. (a)             11,500           421,590
                Silicon Storage Technology, Inc. (a)       18,400            92,920
                Sirf Technology Holdings, Inc. (a)          9,800           292,040
                Skyworks Solutions, Inc. (a)               37,100           188,839
                Sunpower Corp. Class A (a)                  2,200            74,778
                Tessera Technologies, Inc. (a)             10,400           268,840
                Transwitch Corp. (a)                       16,400            30,012
                Triquint Semiconductor, Inc. (a)           29,500           131,275
                Virage Logic Corp. (a)                      1,400            13,832
                Vitesse Semiconductor Corp. (a)            47,000            90,240
                Volterra Semiconductor Corp. (a)            2,300            34,500
                                                                       ------------
                                                                          8,546,468
-----------------------------------------------------------------------------------
Electronics: Technology--0.6%
                3D Systems Corp. (a)                        2,200            39,600
                American Science & Engineering, Inc. (a)    2,600           162,162
                Checkpoint Systems, Inc. (a)                7,900           194,735
                Coherent, Inc. (a)                          7,000           207,760
                Cubic Corp.                                 2,500            49,900
                DRS Technologies, Inc.                      6,200           318,804


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     13

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Electronics: Technology (concluded)
                EDO Corp.                                   5,000      $    135,300
                Essex Corp. (a)                             3,400            57,970
                Herley Industries, Inc. (a)                 4,800            79,248
                Identix, Inc. (a)                          25,400           127,254
                Innovative Solutions & Support, Inc. (a)    4,500            57,510
                Intermagnetics General Corp. (a)            8,000           255,200
                Ionatron, Inc. (a)                          3,700            37,407
                Kemet Corp. (a)                            19,400           137,158
                LaBarge, Inc. (a)                           3,400            48,858
                Scansource, Inc. (a)                        3,700           202,316
                Sypris Solutions, Inc.                        800             7,984
                                                                       ------------
                                                                          2,119,166
-----------------------------------------------------------------------------------
Energy Equipment--0.0%
                Global Power Equipment Group, Inc. (a)      6,400            28,928
                Plug Power, Inc. (a)                       13,500            69,255
                                                                       ------------
                                                                             98,183
-----------------------------------------------------------------------------------
Energy Miscellaneous--0.6%
                Crosstex Energy, Inc.                       2,100           132,426
                Evergreen Solar, Inc. (a)                   7,500            79,875
                FuelCell Energy, Inc. (a)                  13,800           116,886
                Holly Corp.                                 5,000           294,350
                KFX, Inc. (a)                              13,600           232,696
                Markwest Hydrocarbon, Inc.                    200             4,402
                Ormat Technologies, Inc.                      200             5,228
                Penn Virginia Corp.                         4,100           235,340
                Syntroleum Corp. (a)                       11,400           102,942
                Tetra Technologies, Inc. (a)                9,750           297,570
                Veritas DGC, Inc. (a)                       9,500           337,155
                                                                       ------------
                                                                          1,838,870
-----------------------------------------------------------------------------------
Engineering & Contracting Services--0.4%
                Clean Harbors, Inc. (a)                     4,500           129,645
                Dycom Industries, Inc. (a)                 10,800           237,600
                Infrasource Services, Inc. (a)              1,700            22,236
                Layne Christensen Co. (a)                   3,400            86,462
                Quanta Services, Inc. (a)                  31,400           413,538
                URS Corp. (a)                               9,500           357,295
                                                                       ------------
                                                                          1,246,776
-----------------------------------------------------------------------------------
Entertainment--0.2%
                Carmike Cinemas, Inc.                       4,100           103,976
                Dover Motorsports, Inc.                       300             1,833
                Gaylord Entertainment Co. (a)              10,800           470,772
                Lodgenet Entertainment Corp. (a)            2,500            34,850
                Movie Gallery, Inc.                         7,000            39,270
                Speedway Motorsports, Inc.                  3,000           104,010
                                                                       ------------
                                                                            754,711
-----------------------------------------------------------------------------------
Fertilizers--0.1%
                Terra Industries, Inc. (a)                 26,300           147,280
-----------------------------------------------------------------------------------
Finance Companies--0.2%
                Accredited Home Lenders Holding Co. (a)     4,900           242,942
                Asta Funding, Inc.                          3,300            90,222
                Delta Financial Corp.                         700             5,866
                International Securities Exchange,
                  Inc. (a)                                  1,800            49,536
                United PanAm Financial Corp. (a)              300             7,761
                World Acceptance Corp. (a)                  5,800           165,300
                                                                       ------------
                                                                            561,627
-----------------------------------------------------------------------------------
Finance: Small Loan--0.1%
                Advance America, Cash Advance
                  Centers, Inc.                            15,900           197,160
                Collegiate Funding Services LLC (a)         2,300            45,425
                Encore Capital Group, Inc. (a)              2,700            46,845
                QC Holdings, Inc. (a)                         300             3,459
                                                                       ------------
                                                                            292,889
-----------------------------------------------------------------------------------
Financial Data Processing Services & Systems--0.8%
                Advent Software, Inc. (a)                   4,300           124,313
                CCC Information Services Group (a)          1,000            26,220
                CompuCredit Corp. (a)                       5,800           223,184
                Cybersource Corp. (a)                       4,100            27,060
                Digital Insight Corp. (a)                   9,700           310,594
                eFunds Corp. (a)                           10,100           236,744
                eSpeed, Inc. Class A (a)                    3,100            23,901
                Hypercom Corp. (a)                         10,500            67,095
                iPayment, Inc. (a)                          3,700           153,624
                Jack Henry & Associates, Inc.              19,900           379,692
                John H. Harland Co.                         6,100           229,360
                Kronos, Inc. (a)                            8,500           355,810
                NDCHealth Corp.                             7,700           148,071
                Online Resources Corp. (a)                  3,500            38,675
                PRG-Schultz International, Inc. (a)        16,200             9,882
                TNS, Inc. (a)                               2,200            42,196
                TradeStation Group, Inc. (a)                6,900            85,422
                Wright Express Corp. (a)                   10,400           228,800
                                                                       ------------
                                                                          2,710,643
-----------------------------------------------------------------------------------
Financial Information Services--0.2%
                Bankrate, Inc. (a)                          3,100            91,512
                Factset Research Systems, Inc.              7,800           321,048
                Homestore, Inc. (a)                        43,100           219,810
                Morningstar, Inc. (a)                       1,500            51,960
                S1 Corp. (a)                               14,800            64,380
                                                                       ------------
                                                                            748,710
-----------------------------------------------------------------------------------
Financial Miscellaneous--0.9%
                ACE Cash Express, Inc. (a)                  3,900            91,065
                Advanta Corp. Class B                       5,700           184,908
                Asset Acceptance Capital Corp. (a)          1,200            26,952
                Cash America International, Inc.            6,400           148,416
                Enstar Group, Inc. (a)                        400            26,500
                Federal Agricultural Mortgage Corp.
                  Class B                                   3,700           110,741
                Financial Federal Corp.                     5,200           231,140
                First Cash Financial Services, Inc. (a)     4,100           119,556
                Global Cash Access, Inc. (a)                4,300            62,737
                Harris & Harris Group, Inc.                 5,600            77,840
                LandAmerica Financial Group, Inc.           4,000           249,600
                MoneyGram International, Inc.              23,100           602,448
                Portfolio Recovery Associates, Inc. (a)     4,500           208,980
                Sanders Morris Harris Group, Inc.           1,500            24,585
                Sotheby's Holdings Class A (a)              8,600           157,896
                Sterling Bancorp                            3,360            66,293
                Stewart Information Services Corp.          4,900           238,483
                Stifel Financial Corp. (a)                    900            33,831
                Triad Guaranty, Inc. (a)                    2,900           127,571
                WSFS Financial Corp.                        2,000           122,500
                                                                       ------------
                                                                          2,912,042
-----------------------------------------------------------------------------------


14      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Foods--0.9%
                American Italian Pasta Co. Class A          5,800      $     39,440
                Chiquita Brands International, Inc.        11,300           226,113
                Flowers Foods, Inc.                        11,300           311,428
                Hain Celestial Group, Inc. (a)              8,900           188,324
                J&J Snack Foods Corp.                       1,000            59,410
                John B. Sanfilippo & Son, Inc. (a)            800            10,344
                Lance, Inc.                                 9,200           171,396
                M&F Worldwide Corp. (a)                       400             6,528
                Maui Land & Pineapple Co., Inc. (a)           200             6,786
                NBTY, Inc. (a)                             13,000           211,250
                Natures Sunshine Prods, Inc.                4,000            72,320
                Performance Food Group Co. (a)             12,900           365,973
                Provide Commerce, Inc. (a)                  2,700            89,397
                Ralcorp Holdings, Inc. (a)                  8,200           327,262
                Sanderson Farms, Inc.                       5,200           158,756
                Seaboard Corp.                                100           151,100
                Sensient Technologies Corp.                13,500           241,650
                Tootsie Roll Industries, Inc.               5,200           150,436
                                                                       ------------
                                                                          2,787,913
-----------------------------------------------------------------------------------
Forest Products--0.3%
                Deltic Timber Corp.                         1,800            93,348
                Longview Fibre Co.                         11,400           237,234
                Potlatch Corp.                              7,800           397,644
                Universal Forest Products, Inc.             4,600           254,150
                                                                       ------------
                                                                            982,376
-----------------------------------------------------------------------------------
Forms & Bulk Printing Services--0.1%
                Ennis, Inc.                                 8,100           147,177
                The Standard Register Co.                   2,400            37,944
                                                                       ------------
                                                                            185,121
-----------------------------------------------------------------------------------
Funeral Parlors & Cemeteries--0.1%
                Alderwoods Group, Inc. (a)                 11,800           187,266
                Stewart Enterprises, Inc. Class A          29,600           160,136
                                                                       ------------
                                                                            347,402
-----------------------------------------------------------------------------------
Glass--0.0%
                Apogee Enterprises, Inc.                    8,800           142,736
-----------------------------------------------------------------------------------
Gold--0.1%
                Coeur d'Alene Mines Corp. (a)              62,200           248,800
                Royal Gold, Inc.                            5,900           204,907
                                                                       ------------
                                                                            453,707
-----------------------------------------------------------------------------------
Health Care Facilities--0.8%
                American Healthways, Inc. (a)               8,900           402,725
                Beverly Enterprises, Inc. (a)              27,500           320,925
                Brookdale Senior Living, Inc.               3,100            92,411
                Genesis HealthCare Corp. (a)                5,600           204,512
                Kindred Healthcare, Inc. (a)                6,500           167,440
                LCA-Vision, Inc.                            5,500           261,305
                Medcath Corp. (a)                           1,000            18,550
                National Healthcare Corp.                     900            33,642
                PainCare Holdings, Inc. (a)                 6,800            22,168
                Psychiatric Solutions, Inc. (a)             5,100           299,574
                Radiation Therapy Services, Inc. (a)        2,100            74,151
                Res-Care, Inc. (a)                          3,700            64,269
                Sunrise Senior Living, Inc. (a)             7,000           235,970
                United Surgical Partners
                  International, Inc. (a)                  11,700           376,155
                                                                       ------------
                                                                          2,573,797
-----------------------------------------------------------------------------------
Health Care Management Services--0.7%
                Allscripts Healthcare Solutions, Inc. (a)   9,500           127,300
                American Dental Partners, Inc. (a)          4,350            78,648
                Amsurg Corp. (a)                            8,400           192,024
                Bioscript, Inc. (a)                        12,200            91,988
                Centene Corp. (a)                          11,500           302,335
                Computer Programs & Systems, Inc.           2,500           103,575
                Corvel Corp. (a)                              600            11,394
                Eclipsys Corp. (a)                         10,900           206,337
                Hooper Holmes, Inc.                        11,500            29,325
                Horizon Health Corp. (a)                    3,500            79,205
                Molina Healthcare, Inc. (a)                 4,000           106,560
                Pediatrix Medical Group, Inc. (a)           5,300           469,421
                Per-Se Technologies, Inc. (a)               6,400           149,504
                Phase Forward, Inc. (a)                     7,900            77,025
                Vital Images, Inc. (a)                      4,100           107,215
                WellCare Health Plans, Inc. (a)             5,400           220,590
                                                                       ------------
                                                                          2,352,446
-----------------------------------------------------------------------------------
Health Care Services--0.6%
                Adeza Biomedical Corp. (a)                  2,200            46,310
                Alliance Imaging, Inc. (a)                  1,600             9,520
                Allied Healthcare International, Inc. (a)  10,500            64,470
                Amedisys, Inc. (a)                          4,500           190,080
                America Retirement Corp. (a)                5,400           135,702
                Apria Healthcare Group, Inc. (a)           11,400           274,854
                Bio-Reference Labs, Inc. (a)                1,100            20,691
                Gentiva Health Services, Inc. (a)           7,100           104,654
                Healthcare Services Group                   8,100           167,751
                IDX Systems Corp. (a)                       7,100           311,832
                Matria Healthcare, Inc. (a)                 4,600           178,296
                Odyssey HealthCare, Inc. (a)                7,300           136,072
                Symbion, Inc. (a)                           3,300            75,900
                VistaCare, Inc. Class A (a)                 3,800            47,500
                WebMD Health Corp. Class A (a)              2,000            58,100
                                                                       ------------
                                                                          1,821,732
-----------------------------------------------------------------------------------
Homebuilding--0.2%
                Comstock Homebuilding Cos., Inc.
                Class A (a)                                 2,000            28,220
                Levitt Corp. Class A                        3,300            75,042
                M/I Homes, Inc.                             3,600           146,232
                Orleans Homebuilders, Inc.                    100             1,835
                Technical Olympic USA, Inc.                 4,900           103,341
                WCI Communities, Inc. (a)                   7,900           212,115
                William Lyon Homes, Inc. (a)                  800            80,720
                                                                       ------------
                                                                            647,505
-----------------------------------------------------------------------------------
Hotel/Motel--0.0%
                Lodgian, Inc. (a)                           4,300            46,139
                Marcus Corp.                                3,600            84,600
                                                                       ------------
                                                                            130,739
-----------------------------------------------------------------------------------
Household Furnishings--0.4%
                American Woodmark Corp.                     3,400            84,286
                Bassett Furniture Industries, Inc.          4,200            77,700
                The Bombay Co., Inc. (a)                    5,500            16,280
                Ethan Allen Interiors, Inc.                 9,700           354,341
                Furniture Brands International, Inc.       10,600           236,698
                Haverty Furniture Cos., Inc.                2,900            37,381
                Hooker Furniture Corp.                      1,400            24,024
                La-Z-Boy, Inc.                             10,900           147,804


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     15

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Household Furnishings (concluded)
                Libbey, Inc.                                4,600      $     47,012
                Lifetime Brands, Inc.                       2,100            43,407
                Select Comfort Corp. (a)                    9,900           270,765
                Stanley Furniture Co., Inc.                 4,300            99,674
                                                                       ------------
                                                                          1,439,372
-----------------------------------------------------------------------------------
Identification Control & Filter Devices--0.9%
                Advanced Energy Industries, Inc. (a)        7,200            85,176
                Artesyn Technologies, Inc. (a)             11,400           117,420
                Asyst Technologies Inc. (a)                 8,300            47,476
                Badger Meter, Inc.                          2,000            78,480
                C&D Technologies, Inc.                      6,400            48,768
                Crane Co.                                  14,000           493,780
                ESCO Technologies, Inc. (a)                 5,800           258,042
                Flanders Corp. (a)                          5,300            64,448
                Flowserve Corp. (a)                        12,900           510,324
                The Gorman-Rupp Co.                           900            19,899
                Mine Safety Appliances Co.                  6,700           242,607
                Paxar Corp. (a)                            10,400           204,152
                Robbins & Myers, Inc.                       1,600            32,560
                Sun Hydraulics, Inc.                        2,300            44,459
                Veeco Instruments, Inc. (a)                 7,700           133,441
                Vicor Corp.                                 3,400            53,754
                Viisage Technology, Inc. (a)                4,520            79,597
                Watts Water Technologies, Inc. Class A      7,100           215,059
                X-Rite, Inc.                                7,200            72,000
                                                                       ------------
                                                                          2,801,442
-----------------------------------------------------------------------------------
Industrial Product--0.0%
                TAL International Group, Inc. (a)           3,200            66,080
-----------------------------------------------------------------------------------
Insurance: Life--0.4%
                American Equity Investment Life
                  Holding Co.                               9,500           123,975
                Ceres Group, Inc. (a)                      13,200            68,244
                Citizens, Inc. (a)                          4,280            23,326
                Delphi Financial Group Class A              7,700           354,277
                Great American Financial Resources, Inc.      500             9,920
                Kansas City Life Insurance Co.                300            15,117
                National Western Life Insurance Co.
                  Class A                                     400            82,764
                The Phoenix Cos., Inc.                     25,700           350,548
                Presidential Life Corp.                     6,900           131,376
                Universal American Financial Corp. (a)      7,400           111,592
                                                                       ------------
                                                                          1,271,139
-----------------------------------------------------------------------------------
Insurance: Multi-Line--0.4%
                Alfa Corp.                                  6,200            99,820
                CNA Surety Corp. (a)                        1,700            24,769
                Crawford & Co. Class B                      2,300            13,248
                EMC Insurance Group, Inc.                   3,300            65,802
                FBL Financial Group, Inc. Class A           2,200            72,182
                HealthExtras, Inc. (a)                      4,100           102,910
                Hilb Rogal & Hobbs Co.                      7,100           273,421
                Horace Mann Educators Corp.                12,400           235,104
                KMG America Corp (a)                        2,600            23,868
                Pico Holdings, Inc. (a)                     1,000            32,260
                UICI                                        7,800           276,978
                Zenith National Insurance Corp.             5,250           242,130
                                                                       ------------
                                                                          1,462,492
-----------------------------------------------------------------------------------
Insurance: Property-Casualty--1.3%
                21st Century Insurance Group                6,000            97,080
                Affirmative Insurance Holdings, Inc.        3,700            53,983
                American Physicians Capital, Inc. (a)       2,700           123,633
                Argonaut Group, Inc. (a)                    5,700           186,789
                Baldwin & Lyons, Inc. Class B               3,100            75,330
                Bristol West Holdings, Inc.                 6,000           114,180
                Covanta Holding Corp. (a)                  25,700           387,042
                Direct General Corp.                        5,100            86,190
                Donegal Group, Inc. Class A                   900            20,916
                FPIC Insurance Group, Inc. (a)              3,300           114,510
                First Acceptance Corp. (a)                  1,800            18,522
                Fremont General Corp.                      15,100           350,773
                Harleysville Group, Inc.                    1,800            47,700
                Infinity Property & Casualty Corp.          6,100           226,981
                The Midland Company                         1,900            68,476
                Navigators Group, Inc. (a)                  1,400            61,054
                Odyssey Re Holdings Corp.                   1,700            42,636
                Ohio Casualty Corp.                        17,000           481,440
                PMA Capital Corp. Class A (a)              10,500            95,865
                ProAssurance Corp. (a)                      5,800           282,112
                RLI Corp.                                   5,000           249,350
                Safety Insurance Group, Inc.                3,700           149,369
                Selective Insurance Group                   7,800           414,180
                State Auto Financial Corp.                  2,500            91,150
                Tower Group, Inc.                           5,800           127,484
                United Fire & Casualty Co.                  4,600           185,978
                                                                       ------------
                                                                          4,152,723
-----------------------------------------------------------------------------------
Investment Management Companies--0.6%
                Apollo Investment Corp.                    17,773           318,670
                Ares Capital Corp.                          4,285            68,860
                Calamos Asset Management, Inc. Class A      6,800           213,860
                Capital Southwest Corp.                       300            27,150
                Cohen & Steers, Inc.                          900            16,767
                GAMCO Investors, Inc. Class A               2,500           108,825
                MCG Capital Corp.                          13,600           198,424
                NGP Capital Resources Co.                   2,500            32,825
                National Financial Partners Corp.           8,900           467,695
                Technology Investment Capital Corp.         1,800            27,180
                Waddell & Reed Financial, Inc. Class A     20,700           434,079
                                                                       ------------
                                                                          1,914,335
-----------------------------------------------------------------------------------
Jewelry Watches & Gemstones--0.1%
                Charles & Colvard Ltd.                      3,700            74,740
                Fossil, Inc. (a)                           13,200           283,932
                Movado Group, Inc.                          6,200           113,460
                                                                       ------------
                                                                            472,132
-----------------------------------------------------------------------------------
Leisure Time--0.4%
                Callaway Golf Co.                          20,900           289,256
                Escalade, Inc.                                500             5,885
                Great Wolf Resorts, Inc. (a)                8,100            83,511
                K2, Inc. (a)                               10,100           102,111
                Life Time Fitness, Inc. (a)                 5,100           194,259
                Majesco Entertainment Co. (a)               9,100            10,647
                Six Flags, Inc. (a)                        27,200           209,712
                Steinway Musical Instruments (a)              800            20,408
                Sturm Ruger & Co., Inc.                     7,900            55,379
                Vail Resorts, Inc. (a)                      6,700           221,301
                West Marine, Inc. (a)                       4,500            62,910
                                                                       ------------
                                                                          1,255,379
-----------------------------------------------------------------------------------


16      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Machine Tools--0.1%
                Lincoln Electric Holdings, Inc.            10,100      $    400,566
-----------------------------------------------------------------------------------
Machinery: Agricultural--0.2%
                AGCO Corp. (a)                             21,200           351,284
                Alamo Group, Inc.                             300             6,150
                Gehl Co. (a)                                3,150            82,688
                Lindsay Manufacturing Co.                   4,000            76,920
                                                                       ------------
                                                                            517,042
-----------------------------------------------------------------------------------
Machinery: Construction & Handling--0.3%
                ASV, Inc. (a)                               5,600           139,888
                Astec Industries, Inc. (a)                  4,800           156,768
                Manitowoc Co.                               6,900           346,518
                NACCO Industries, Inc. Class A              1,000           117,150
                Stewart & Stevenson Services                6,000           126,780
                                                                       ------------
                                                                            887,104
-----------------------------------------------------------------------------------
Machinery & Engineering--0.1%
                Applied Industrial Technologies, Inc.       6,700           225,723
-----------------------------------------------------------------------------------
Machinery: Engines--0.1%
                Briggs & Stratton Corp.                    12,100           469,359
-----------------------------------------------------------------------------------
Machinery: Industrial/Specialty--0.7%
                Actuant Corp. Class A                       6,100           340,380
                EnPro Industries, Inc. (a)                  4,400           118,580
                Gardner Denver, Inc. (a)                    7,000           345,100
                Kadant, Inc. (a)                            2,100            38,850
                Kennametal, Inc.                           10,200           520,608
                Middleby Corp. (a)                          1,700           147,050
                Nordson Corp.                               7,900           320,029
                Tecumseh Products Co. Class A               5,100           116,841
                Tennant Co.                                 2,100           109,200
                Woodward Governor Co.                       2,100           180,621
                                                                       ------------
                                                                          2,237,259
-----------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services--1.4%
                CARBO Ceramics, Inc.                        4,350           245,862
                Cal Dive International, Inc. (a)           20,600           739,334
                Dril-Quip, Inc. (a)                           800            37,760
                Global Industries Ltd. (a)                 18,200           206,570
                Gulf Island Fabrication, Inc.               3,700            89,947
                Hanover Compressor Co. (a)                 17,800           251,158
                Hornbeck Offshore Services, Inc. (a)        2,600            85,020
                Hydril Co. (a)                              5,300           331,780
                Input/Output, Inc. (a)                     14,900           104,747
                Lufkin Industries, Inc.                     4,000           199,480
                Newpark Resources (a)                      23,600           180,068
                Oceaneering International, Inc. (a)         5,800           288,724
                Oil States International, Inc. (a)         11,300           357,984
                Parker Drilling Co. (a)                    20,700           224,181
                RPC, Inc.                                   3,150            82,971
                SEACOR Holdings, Inc. (a)                   4,000           272,400
                Superior Energy Services (a)               21,100           444,155
                Universal Compression Holdings, Inc. (a)    3,700           152,144
                W-H Energy Services, Inc. (a)               8,100           267,948
                                                                       ------------
                                                                          4,562,233
-----------------------------------------------------------------------------------
Machinery: Specialty--0.5%
                Applied Films Corp. (a)                     4,600            95,542
                Bucyrus International, Inc.                 5,700           300,390
                Cascade Corp.                               2,500           117,275
                Engineered Support Systems, Inc.            9,600           399,744
                JLG Industries, Inc.                       12,000           547,920
                Semitool, Inc. (a)                          1,600            17,408
                TurboChef Technologies, Inc. (a)            2,200            31,592
                                                                       ------------
                                                                          1,509,871
-----------------------------------------------------------------------------------
Manufactured Housing--0.1%
                Champion Enterprises, Inc. (a)             17,400           236,988
                Palm Harbor Homes, Inc. (a)                 1,100            20,680
                Skyline Corp.                               1,000            36,400
                                                                       ------------
                                                                            294,068
-----------------------------------------------------------------------------------
Manufacturing--0.1%
                Federal Signal Corp.                       10,300           154,603
                Standex International Corp.                 2,000            55,520
                                                                       ------------
                                                                            210,123
-----------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies--2.5%
                Abaxis, Inc. (a)                            6,400           105,472
                Abiomed, Inc. (a)                           6,500            60,060
                Align Technology, Inc. (a)                 12,800            82,816
                American Medical Systems
                  Holdings, Inc. (a)                       16,000           285,280
                Angiodynamics, Inc. (a)                     1,300            33,189
                Animas Corp. (a)                            2,100            50,715
                Arrow International, Inc.                   4,300           124,657
                Bio-Rad Laboratories, Inc. Class A (a)      3,900           255,216
                Biosite, Inc. (a)                           4,700           264,563
                Cantel Medical Corp. (a)                    1,900            34,086
                Cepheid, Inc. (a)                           8,700            76,386
                Conmed Corp. (a)                            6,300           149,058
                Conor Medsystems, Inc. (a)                    800            15,480
                Cyberonics, Inc. (a)                        5,800           187,340
                DJ Orthopedics, Inc. (a)                    4,600           126,868
                Diagnostic Products Corp.                   5,200           252,460
                Encore Medical Corp. (a)                    7,000            34,650
                FoxHollow Technologies Inc. (a)             3,900           116,181
                I-Flow Corp. (a)                            6,300            92,106
                ICU Medical, Inc. (a)                       4,200           164,682
                IRIS International, Inc. (a)                5,200           113,672
                Immucor, Inc. (a)                          10,700           249,952
                Invacare Corp.                              8,400           264,516
                Inverness Medical Innovations, Inc. (a)     3,600            85,356
                Kyphon, Inc. (a)                            7,800           318,474
                Landauer, Inc.                              1,600            73,744
                Laserscope (a)                              5,600           125,776
                Lifecell Corp. (a)                          8,200           156,374
                Mentor Corp.                                7,400           340,992
                Meridian Bioscience, Inc.                   5,550           111,777
                Merit Medical Systems, Inc. (a)             8,100            98,334
                Molecular Devices Corp. (a)                 5,400           156,222
                NuVasive, Inc. (a)                          5,000            90,500
                OraSure Technologies, Inc. (a)             12,800           112,896
                Owens & Minor, Inc.                         8,900           245,017
                PSS World Medical, Inc. (a)                18,300           271,572
                Palomar Medical Technologies, Inc. (a)      4,900           171,696
                PolyMedica Corp.                            7,800           261,066
                SonoSite, Inc. (a)                          4,500           157,545
                Stereotaxis, Inc. (a)                       5,600            48,216
                Steris Corp.                               16,200           405,324
                SurModics, Inc. (a)                         4,400           162,756


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     17

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Medical & Dental Instruments & Supplies (concluded)
                Sybron Dental Specialties, Inc. (a)         9,200      $    366,252
                Symmetry Medical, Inc. (a)                  1,100            21,329
                ThermoGenesis Corp. (a)                    14,700            68,208
                Thoratec Corp. (a)                         13,400           277,246
                Ventana Medical Systems (a)                 8,400           355,740
                Viasys Healthcare, Inc. (a)                 6,800           174,760
                Vital Signs, Inc.                             700            29,974
                West Pharmaceutical Services, Inc.          6,600           165,198
                Wright Medical Group, Inc. (a)              6,200           126,480
                Young Innovations, Inc.                       300            10,224
                                                                       ------------
                                                                          8,128,453
-----------------------------------------------------------------------------------
Medical Services--0.2%
                America Service Group, Inc. (a)             3,500            55,510
                Magellan Health Services, Inc. (a)          7,600           239,020
                Option Care, Inc.                           7,300            97,528
                Parexel International Corp. (a)             7,600           153,976
                RehabCare Group, Inc. (a)                   3,100            62,620
                US Physical Therapy, Inc. (a)               4,300            79,421
                                                                       ------------
                                                                            688,075
-----------------------------------------------------------------------------------
Metal Fabricating--1.3%
                CIRCOR International, Inc.                  2,800            71,848
                Commercial Metals Co.                      14,400           540,576
                Dynamic Materials Corp.                     2,200            67,320
                Encore Wire Corp. (a)                       5,500           125,180
                Kaydon Corp.                                6,000           192,840
                Lone Star Technologies (a)                  7,600           392,616
                Maverick Tube Corp. (a)                    10,000           398,600
                NN, Inc.                                    4,400            46,640
                NS Group, Inc. (a)                          6,100           255,041
                Quanex Corp.                                5,800           289,826
                RTI International Metals, Inc. (a)          6,300           239,085
                Reliance Steel & Aluminum Co.               7,800           476,736
                Roanoke Electric Steel Corp.                3,700            87,320
                Ryerson, Inc.                               7,300           177,536
                The Shaw Group, Inc. (a)                   18,200           529,438
                Superior Essex, Inc. (a)                    5,600           112,896
                Valmont Industries, Inc.                    3,100           103,726
                                                                       ------------
                                                                          4,107,224
-----------------------------------------------------------------------------------
Metals & Minerals Miscellaneous--0.5%
                AM Castle & Co. (a)                         1,300            28,392
                AMCOL International Corp.                   4,100            84,132
                Brush Engineered Materials, Inc. (a)        3,600            57,240
                Cleveland-Cliffs, Inc.                      5,800           513,706
                Compass Minerals International, Inc.        3,800            93,252
                GrafTech International Ltd. (a)            21,100           131,242
                Hecla Mining Co. (a)                       35,400           143,724
                Minerals Technologies, Inc.                 5,700           318,573
                Stillwater Mining Co. (a)                   8,100            93,717
                Titanium Metals Corp. (a)                   2,200           139,172
                                                                       ------------
                                                                          1,603,150
-----------------------------------------------------------------------------------
Milling: Fruit & Grain Processing--0.1%
                Corn Products International, Inc.          17,500           418,075
-----------------------------------------------------------------------------------
Miscellaneous Materials & Commodities--0.2%
                Ceradyne, Inc. (a)                          6,800           297,840
                Symyx Technologies (a)                      8,900           242,881
                WD-40 Co.                                   5,300           139,178
                                                                       ------------
                                                                            679,899
-----------------------------------------------------------------------------------
Miscellaneous Materials & Processing--0.2%
                Insituform Technologies, Inc. Class A (a)   8,000           154,960
                Metal Management, Inc.                      6,300           146,538
                Rogers Corp. (a)                            3,500           137,130
                USEC, Inc.                                 20,100           240,195
                Xerium Technologies, Inc.                   1,600            13,456
                                                                       ------------
                                                                            692,279
-----------------------------------------------------------------------------------
Miscellaneous Producer Durables--0.2%
                BE Aerospace, Inc. (a)                     20,100           442,200
                Blount International, Inc. (a)              8,800           140,184
                                                                       ------------
                                                                            582,384
-----------------------------------------------------------------------------------
Miscellaneous Technology--0.0%
                IHS, Inc. Class A (a)                       4,200            86,184
-----------------------------------------------------------------------------------
Multi-Sector Companies--0.5%
                GenCorp, Inc. (a)                          12,200           216,550
                Kaman Corp. Class A                         7,000           137,830
                Lancaster Colony Corp.                      5,800           214,890
                Raven Industries, Inc.                      4,800           138,480
                Sequa Corp. Class A (a)                     1,200            82,860
                Trinity Industries, Inc.                    9,600           423,072
                Walter Industries, Inc.                     9,600           477,312
                                                                       ------------
                                                                          1,690,994
-----------------------------------------------------------------------------------
Office Furniture & Business Equipment--0.0%
                Kimball International, Inc. Class B         3,200            34,016
                Knoll, Inc.                                 1,100            18,821
                Presstek, Inc. (a)                          8,800            79,552
                                                                       ------------
                                                                            132,389
-----------------------------------------------------------------------------------
Offshore Drilling--0.1%
                Atwood Oceanics, Inc. (a)                   3,800           296,514
                Bois d'Arc Energy, Inc. (a)                 1,800            28,548
                Hercules Offshore, Inc. (a)                 2,600            73,866
                                                                       ------------
                                                                            398,928
-----------------------------------------------------------------------------------
Oil: Crude Producers--2.7%
                ATP Oil & Gas Corp. (a)                     5,400           199,854
                Atlas America, Inc. (a)                     2,400           144,528
                Berry Petroleum Co. Class A                 3,700           211,640
                Bill Barrett Corp. (a)                      2,400            92,664
                Brigham Exploration Co. (a)                 9,800           116,228
                Cabot Oil & Gas Corp. Class A              13,100           590,810
                Callon Petroleum Co. (a)                    4,500            79,425
                Carrizo Oil & Gas, Inc. (a)                 5,900           145,789
                Cheniere Energy, Inc. (a)                  11,500           428,030
                Cimarex Energy Co.                         21,200           911,812
                Clayton Williams Energy, Inc. (a)           2,100            87,654
                Comstock Resources, Inc. (a)               11,300           344,763
                Edge Petroleum Corp. (a)                    5,900           146,969
                Encore Acquisition Co. (a)                 13,400           429,336
                Endeavour International Corp. (a)          12,300            40,590
                Energy Partners Ltd. (a)                    7,200           156,888
                FX Energy, Inc. (a)                        10,700            85,386
                Frontier Oil Corp.                         14,600           547,938
                Gasco Energy, Inc. (a)                     20,700           135,171
                Goodrich Petroleum Corp. (a)                1,500            37,725
                Grey Wolf, Inc. (a)                        51,700           399,641
                Harvest Natural Resources, Inc. (a)         7,400            65,712
                Houston Exploration Co. (a)                 7,700           406,560
                McMoRan Exploration Co. (a)                 3,900            77,103


18      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Oil: Crude Producers (concluded)
                Meridian Resource Corp. (a)                18,000      $     75,600
                Parallel Petroleum Corp. (a)                9,700           164,997
                PetroHawk Energy Corp. (a)                  8,100           107,082
                Petroleum Development Corp. (a)             4,900           163,366
                Petroquest Energy, Inc. (a)                13,200           109,296
                Pioneer Drilling Co. (a)                    3,200            57,376
                Remington Oil & Gas Corp. (a)               5,100           186,150
                Resource America, Inc. Class A              2,300            39,215
                St. Mary Land & Exploration Co.            15,400           566,874
                Stone Energy Corp. (a)                      6,600           300,498
                Swift Energy Co. (a)                        6,500           292,955
                Todco Class A                              10,800           411,048
                Toreador Resources Corp. (a)                4,300            90,601
                Tri-Valley Corp. (a)                        3,700            28,786
                W&T Offshore, Inc.                          2,000            58,800
                Warren Resources, Inc. (a)                  2,800            44,296
                Whiting Petroleum Corp. (a)                 6,800           272,000
                                                                       ------------
                                                                          8,851,156
-----------------------------------------------------------------------------------
Oil: Integrated Domestic--0.2%
                Delta Petroleum Corp. (a)                   8,900           193,753
                Giant Industries, Inc. (a)                  3,900           202,644
                KCS Energy, Inc. (a)                       13,800           334,236
                                                                       ------------
                                                                            730,633
-----------------------------------------------------------------------------------
Paints & Coatings--0.2%
                Ferro Corp.                                11,900           223,244
                H.B. Fuller Company                         8,100           259,767
                Kronos Worldwide, Inc.                        100             2,901
                                                                       ------------
                                                                            485,912
-----------------------------------------------------------------------------------
Paper--0.5%
                Albany International Corp. Class A          6,200           224,192
                Bowater, Inc.                              15,000           460,800
                Buckeye Technologies, Inc. (a)              5,600            45,080
                Caraustar Industries, Inc. (a)              9,000            78,210
                Chesapeake Corp.                            5,500            93,390
                Mercer International, Inc.-Sbi (a)         10,500            82,530
                Neenah Paper, Inc.                          4,700           131,600
                P.H. Glatfelter Co.                        13,500           191,565
                Rock-Tenn Co. Class A                       5,400            73,710
                Wausau Paper Corp.                          8,200            97,170
                                                                       ------------
                                                                          1,478,247
-----------------------------------------------------------------------------------
Plastics--0.1%
                Spartech Corp.                              9,300           204,135
-----------------------------------------------------------------------------------
Pollution Control & Environmental Services--0.2%
                American Ecology Corp.                      4,200            60,606
                Darling International, Inc. (a)            10,200            40,494
                Duratek, Inc. (a)                           4,300            64,199
                Headwaters, Inc. (a)                       10,400           368,576
                                                                       ------------
                                                                            533,875
-----------------------------------------------------------------------------------
Power Transmission Equipment--0.1%
                Regal-Beloit Corp.                          7,200           254,880
-----------------------------------------------------------------------------------
Printing & Copying Services--0.1%
                Bowne & Co., Inc.                          10,700           158,788
                Cenveo, Inc. (a)                           10,200           134,232
                Schawk, Inc.                                1,900            39,425
                TRM Corp. (a)                               1,800            13,410
                                                                       ------------
                                                                            345,855
-----------------------------------------------------------------------------------
Production Technology Equipment--1.3%
                ADE Corp. (a)                               3,300            79,398
                ATMI, Inc. (a)                             10,200           285,294
                August Technology Corp. (a)                 5,900            64,841
                Axcelis Technologies, Inc. (a)             22,000           104,940
                Brooks Automation, Inc. (a)                15,883           199,014
                Cognex Corp.                               11,300           340,017
                Credence Systems Corp. (a)                 22,400           155,904
                Cymer, Inc. (a)                             9,900           351,549
                Dionex Corp. (a)                            5,700           279,756
                Electro Scientific Industries, Inc. (a)     8,300           200,445
                Emcore Corp. (a)                           12,600            93,492
                Entegris, Inc. (a)                         32,395           305,161
                Esterline Technologies Corp. (a)            5,600           208,264
                FEI Co. (a)                                 7,000           134,190
                Intevac, Inc. (a)                           6,500            85,800
                Kulicke & Soffa Industries, Inc. (a)       14,800           130,832
                LTX Corp. (a)                              18,000            81,000
                MTS Systems Corp.                           5,700           197,448
                Mattson Technology, Inc. (a)               12,700           127,762
                Photon Dynamics, Inc. (a)                   5,300            96,884
                Photronics, Inc. (a)                        9,100           137,046
                Rofin-Sinar Technologies, Inc. (a)          3,100           134,757
                Rudolph Technologies, Inc. (a)              1,900            24,472
                Ultratech, Inc. (a)                         6,900           113,298
                Varian Semiconductor Equipment
                  Associates, Inc. (a)                      8,600           377,798
                                                                       ------------
                                                                          4,309,362
-----------------------------------------------------------------------------------
Publishing: Miscellaneous--0.5%
                Banta Corp.                                 6,900           343,620
                Consolidated Graphics, Inc. (a)             3,500           165,690
                Courier Corp.                               1,700            58,378
                Martha Stewart Living Omnimedia, Inc.
                  Class A (a)                               6,300           109,809
                Playboy Enterprises, Inc. Class B (a)       3,100            43,059
                Primedia, Inc. (a)                         32,500            52,325
                The Reader's Digest Association, Inc.
                  Class A                                  23,000           350,060
                Scholastic Corp. (a)                        9,100           259,441
                Thomas Nelson, Inc.                         4,200           103,530
                                                                       ------------
                                                                          1,485,912
-----------------------------------------------------------------------------------
Publishing: Newspapers--0.2%
                Hollinger International, Inc. Class A      18,000           161,280
                Journal Communications, Inc. Class A        9,000           125,550
                Journal Register Co.                       12,100           180,895
                Media General, Inc. Class A                 5,900           299,130
                                                                       ------------
                                                                            766,855
-----------------------------------------------------------------------------------
Radio & TV Broadcasters--0.6%
                Beasley Broadcasting Group, Inc. Class A    2,600            35,126
                Citadel Broadcasting Corp.                 13,600           182,784
                Cox Radio, Inc. Class A (a)                 7,700           108,416
                Cumulus Media, Inc. Class A (a)            16,400           203,524


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     19

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Radio & TV Broadcasters (concluded)
                Emmis Communications Corp. Class A (a)      9,200      $    183,172
                Entercom Communications Corp. (a)           8,100           240,327
                Fisher Communications, Inc. (a)             1,000            41,430
                Gray Television, Inc.                       8,400            82,488
                Liberty Corp.                               3,100           145,111
                Lin TV Corp. Class A (a)                    8,800            98,032
                Outdoor Channel Holdings, Inc. (a)          3,000            40,500
                Radio One, Inc. Class D (a)                23,300           241,155
                Regent Communications, Inc. (a)             5,300            24,592
                Saga Communications, Inc. Class A (a)       2,200            23,914
                Salem Communications Corp. Class A (a)      1,800            31,482
                Sinclair Broadcast Group, Inc. Class A     14,100           129,720
                Spanish Broadcasting System Class A (a)    12,800            65,408
                WPT Enterprises, Inc. (a)                   2,300            13,662
                World Wrestling Entertainment, Inc.         7,700           113,036
                                                                       ------------
                                                                          2,003,879
-----------------------------------------------------------------------------------
Railroad Equipment--0.2%
                Freightcar America, Inc.                    3,000           144,240
                Greenbrier Cos., Inc.                       2,400            68,160
                Westinghouse Air Brake
                  Technologies Corp.                       13,100           352,390
                                                                       ------------
                                                                            564,790
-----------------------------------------------------------------------------------
Railroads--0.3%
                Florida East Coast Industries, Inc.         8,800           372,856
                Genesee & Wyoming, Inc. Class A (a)         4,900           183,995
                Kansas City Southern (a)                   16,800           410,424
                RailAmerica, Inc. (a)                       7,200            79,128
                                                                       ------------
                                                                          1,046,403
-----------------------------------------------------------------------------------
Real Estate--0.2%
                Avatar Holdings, Inc. (a)                     900            49,428
                Bluegreen Corp. (a)                         4,100            64,780
                California Coastal Communities, Inc. (a)    2,700           105,921
                Consolidated-Tomoka Land Co.                1,200            85,080
                Housevalues, Inc. (a)                       2,800            36,484
                Newkirk Realty Trust, Inc.                  4,200            65,100
                Sunterra Corp. (a)                          6,400            91,008
                Tejon Ranch Co. (a)                         1,700            67,864
                Trammell Crow Co. (a)                       7,700           197,505
                                                                       ------------
                                                                            763,170
-----------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)--5.7%
                AMLI Residential Properties Trust           7,400           281,570
                Aames Investment Corp.                      7,000            45,220
                Acadia Realty Trust                         5,300           106,265
                Affordable Residential Communities          9,000            85,770
                Agree Realty Corp.                          3,000            86,700
                Alexander's, Inc. (a)                         400            98,200
                Alexandria Real Estate Equities, Inc.       5,700           458,850
                American Campus Communities, Inc.           4,400           109,120
                American Home Mortgage
                  Investment Corp.                          8,700           283,359
                Anthracite Capital, Inc.                   10,700           112,671
                Anworth Mortgage Asset Corp.               15,300           111,690
                Arbor Realty Trust, Inc.                    4,300           111,456
                Ashford Hospitality Trust, Inc.            11,400           119,586
                Bedford Property Investors                  5,100           111,894
                Bimini Mortgage Management, Inc.
                  Class A                                   7,700            69,685
                BioMed Realty Trust, Inc.                   9,100           222,040
                Boykin Lodging Co. (a)                      6,400            78,208
                Brandywine Realty Trust                    15,000           418,650
                Capital Lease Funding, Inc.                 3,200            33,696
                Capital Trust, Inc.                         2,100            61,488
                Cedar Shopping Centers, Inc.                3,000            42,210
                CentraCore Properties Trust                 3,800           102,106
                Colonial Properties Trust                  10,600           444,988
                Commercial Net Lease Realty                11,600           236,292
                Corporate Office Properties Trust           8,200           291,428
                Cousins Properties, Inc.                   10,300           291,490
                Criimi MAE, Inc. (a)                        5,200           102,960
                DiamondRock Hospitality Co.                 3,500            41,860
                Digital Realty Trust, Inc.                  3,900            88,257
                ECC Capital Corp.                          10,300            23,278
                Eastgroup Properties                        6,300           284,508
                Education Realty Trust, Inc.                7,100            91,519
                Entertainment Properties Trust              7,100           289,325
                Equity Inns, Inc.                          11,200           151,760
                Equity Lifestyle Properties, Inc.           4,000           178,000
                Equity One, Inc.                            7,900           182,648
                Extra Space Storage, Inc.                   9,600           147,840
                FelCor Lodging Trust, Inc.                 10,500           180,705
                Fieldstone Investment Corp.                14,400           170,784
                First Industrial Realty Trust, Inc.        11,600           446,600
                First Potomac Realty Trust                  5,300           140,980
                GMH Communities Trust                       5,500            85,305
                Getty Realty Corp.                          3,300            86,757
                Glenborough Realty Trust, Inc.              9,600           173,760
                Glimcher Realty Trust                      10,100           245,632
                Government Properties Trust, Inc.           1,900            17,727
                Gramercy Capital Corp.                      2,200            50,116
                Heritage Property Investment Trust          6,000           200,400
                Hersha Hospitality Trust                    8,400            75,684
                Highland Hospitality Corp.                  7,400            81,770
                Highwoods Properties, Inc.                 14,500           412,525
                Home Properties, Inc.                       8,600           350,880
                HomeBanc Corp.                             13,700           102,476
                IMPAC Mortgage Holdings, Inc.              17,200           161,852
                Inland Real Estate Corp.                   18,800           278,052
                Innkeepers USA Trust                        8,700           139,200
                Investors Real Estate Trust                 8,000            73,840
                Kilroy Realty Corp.                         7,900           489,010
                Kite Realty Group Trust                     2,800            43,316
                LTC Properties, Inc.                        6,800           143,004
                La Quinta Corp. (a)                        49,000           545,860
                LaSalle Hotel Properties                    6,600           242,352
                Lexington Corporate Properties Trust       13,700           291,810
                Luminent Mortgage Capital, Inc.            12,600            94,626
                MFA Mortgage Investments, Inc.             25,200           143,640
                Maguire Properties, Inc.                    9,800           302,820
                Meristar Hospitality Corp. (a)             19,000           178,600
                Mid-America Apartment
                  Communities, Inc.                         5,400           261,900
                MortgageIT Holdings, Inc.                   5,800            79,228
                National Health Investors, Inc.             6,900           179,124
                National Health Realty, Inc.                  200             3,714
                Nationwide Health Properties, Inc.         15,600           333,840
                Newcastle Investment Corp.                 12,000           298,200


20      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Real Estate Investment Trusts (REIT) (concluded)
                NorthStar Realty Finance Corp.              1,900      $     19,361
                Novastar Financial, Inc.                    5,800           163,038
                Omega Healthcare Investors, Inc.           15,100           190,109
                One Liberty Properties, Inc.                3,400            62,594
                Origen Financial, Inc.                        200             1,424
                PS Business Parks, Inc.                     3,400           167,280
                Parkway Properties, Inc.                    4,100           164,574
                Pennsylvania Real Estate
                  Investment Trust                          8,500           317,560
                Post Properties, Inc.                      10,800           431,460
                Prentiss Properties Trust                  12,100           492,228
                RAIT Investment Trust                       5,400           139,968
                Ramco-Gershenson Properties Trust           4,700           125,255
                Redwood Trust, Inc.                         4,300           177,418
                Saul Centers, Inc.                          1,900            68,590
                Saxon Capital Inc.                         10,600           120,098
                Senior Housing Properties Trust            16,600           280,706
                Sizeler Property Investors, Inc.            2,200            28,270
                Sovran Self Storage, Inc.                   4,300           201,971
                Spirit Finance Corp.                       14,300           162,305
                Strategic Hotel Capital, Inc.               5,900           121,422
                Sun Communities, Inc.                       5,000           157,000
                Sunstone Hotel Investors, Inc.              4,700           124,879
                Tanger Factory Outlet Centers, Inc.         5,800           166,692
                Tarragon Corp. (a)                          1,700            35,054
                Taubman Centers, Inc.                      13,600           472,600
                The Town & Country Trust                    3,300           111,573
                Trustreet Properties, Inc.                 14,900           217,838
                U-Store-It Trust                            8,800           185,240
                Universal Health Realty Income Trust        2,000            62,680
                Urstadt Biddle Properties, Inc. Class A     3,600            58,356
                Washington Real Estate Investment Trust     9,600           291,360
                Winston Hotels, Inc.                        3,900            38,610
                                                                       ------------
                                                                         18,460,189
-----------------------------------------------------------------------------------
Recreational Vehicles & Boats--0.3%
                Arctic Cat, Inc.                            4,600            92,276
                Coachmen Industries, Inc.                   1,500            17,714
                Fleetwood Enterprises, Inc. (a)            15,600           192,660
                Marine Products Corp.                       1,600            16,784
                Monaco Coach Corp.                          8,100           107,730
                Thor Industries, Inc.                       7,800           312,546
                Winnebago Industries, Inc.                  9,100           302,848
                                                                       ------------
                                                                          1,042,558
-----------------------------------------------------------------------------------
Rental & Leasing Services: Commercial--0.3%
                Electro Rent Corp. (a)                      2,800            41,748
                GATX Corp.                                 11,900           429,352
                Interpool, Inc.                               700            13,216
                Marlin Business Services, Inc. (a)            400             9,556
                McGrath RentCorp                            4,000           111,200
                United Rentals, Inc. (a)                   18,200           425,698
                Williams Scotsman International, Inc. (a)   4,300            74,433
                                                                       ------------
                                                                          1,105,203
-----------------------------------------------------------------------------------
Rental & Leasing Services: Consumer--0.3%
                Aaron Rents, Inc.                           8,600           181,288
                Amerco, Inc. (a)                            2,100           151,305
                Dollar Thrifty Automotive Group (a)         5,400           194,778
                Rent-Way, Inc. (a)                          8,700            55,593
                WESCO International, Inc. (a)               7,400           316,202
                                                                       ------------
                                                                            899,166
-----------------------------------------------------------------------------------
Restaurants--1.4%
                AFC Enterprises                             7,300           110,376
                BJ's Restaurants, Inc. (a)                  2,500            57,150
                Bob Evans Farms, Inc.                      10,200           235,212
                Buffalo Wild Wings, Inc. (a)                2,500            83,025
                CEC Entertainment, Inc. (a)                 8,000           272,320
                CKE Restaurants, Inc.                      13,000           175,630
                California Pizza Kitchen, Inc. (a)          5,800           185,426
                Dave & Buster's, Inc. (a)                   1,900            33,459
                Denny's Corp. (a)                          25,600           101,888
                Domino's Pizza, Inc.                        6,800           164,560
                IHOP Corp.                                  5,800           272,078
                Jack in the Box, Inc. (a)                   8,300           289,919
                Krispy Kreme Doughnuts, Inc. (a)           14,600            83,804
                Landry's Restaurants, Inc.                  3,100            82,801
                Lone Star Steakhouse & Saloon, Inc.         5,500           130,570
                Luby's, Inc. (a)                            7,000            93,100
                McCormick & Schmick's Seafood
                  Restaurants, Inc. (a)                       400             9,044
                O'Charleys, Inc. (a)                        4,000            62,040
                PF Chang's China Bistro, Inc. (a)           7,100           352,373
                Papa John's International, Inc. (a)         3,500           207,585
                Rare Hospitality International, Inc. (a)    9,600           291,744
                Red Robin Gourmet Burgers, Inc. (a)         3,400           173,264
                Ruby Tuesday, Inc.                         17,500           453,075
                Ryan's Restaurant Group, Inc. (a)           8,300           100,098
                The Steak n Shake Co. (a)                   8,500           144,075
                Texas Roadhouse, Inc. Class A (a)          12,200           189,710
                Triarc Cos.                                 7,500           111,375
                                                                       ------------
                                                                          4,465,701
-----------------------------------------------------------------------------------
Retail--4.1%
                1-800 Contacts, Inc. (a)                    1,000            11,710
                1-800-FLOWERS.COM, Inc. Class A (a)         9,300            59,706
                99 Cents Only Stores (a)                    8,700            91,002
                AC Moore Arts & Crafts, Inc. (a)            4,600            66,930
                Aeropostale, Inc. (a)                      13,200           347,160
                America's Car Mart, Inc. (a)                3,600            59,472
                Asbury Automotive Group, Inc. (a)           1,700            27,982
                Big 5 Sporting Goods Corp.                  4,200            91,938
                Big Lots, Inc. (a)                         30,600           367,506
                Blair Corp.                                   725            28,232
                Blockbuster, Inc. Class A                  45,000           168,750
                Blue Nile, Inc. (a)                         4,400           177,364
                The Bon-Ton Stores, Inc.                    2,800            53,564
                Brown Shoe Co., Inc.                        3,900           165,477
                The Buckle, Inc.                            1,200            38,688
                Build-A-Bear Workshop, Inc. (a)             1,600            47,424
                Burlington Coat Factory Warehouse Corp.     3,500           140,735
                CSK Auto Corp. (a)                         12,700           191,516
                Cabela's, Inc. Class A (a)                  6,300           104,580
                Cache, Inc. (a)                             4,200            72,744
                Casual Male Retail Group, Inc. (a)          7,000            42,910
                The Cato Corp. Class A                      6,300           135,135
                Central Garden and Pet Co. (a)              5,500           252,670
                Charlotte Russe Holding, Inc. (a)           5,100           106,233
                Charming Shoppes, Inc. (a)                 32,200           425,040
                The Children's Place Retail Stores, Inc. (a)5,700           281,694
                Christopher & Banks Corp.                   7,800           146,484
                Coldwater Creek, Inc. (a)                   9,700           296,141
                Conn's, Inc. (a)                            2,100            77,427


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     21

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Retail (concluded)
                Cost Plus, Inc. (a)                         6,600      $    113,190
                dELiA*s, Inc. (a)                           2,550            21,165
                Design Within Reach, Inc. (a)               4,200            22,260
                Dress Barn, Inc. (a)                        6,500           250,965
                drugstore.com, Inc. (a)                    12,900            36,765
                FTD Group, Inc. (a)                         1,300            13,507
                Fred's, Inc.                               11,400           185,478
                GSI Commerce, Inc. (a)                      6,800           102,612
                GameStop Corp. Class A (a)                 11,875           377,862
                Genesco, Inc. (a)                           5,000           193,950
                Global Imaging Systems, Inc. (a)            6,700           232,021
                Group 1 Automotive, Inc. (a)                6,100           191,723
                Guitar Center, Inc. (a)                     6,900           345,069
                Gymboree Corp. (a)                          9,200           215,280
                HOT Topic, Inc. (a)                        12,400           176,700
                Handleman Co.                               6,300            78,246
                Hibbett Sporting Goods, Inc. (a)            9,450           269,136
                Insight Enterprises, Inc. (a)              13,500           264,735
                The J. Jill Group, Inc. (a)                 6,500           123,695
                Jo-Ann Stores, Inc. (a)                     4,900            57,820
                Jos. A. Bank Clothiers, Inc. (a)            2,900           125,889
                Lawson Products, Inc.                         400            15,096
                Linens 'N Things, Inc. (a)                 10,300           273,980
                Lithia Motors, Inc. Class A                 4,800           150,912
                MarineMax, Inc. (a)                         4,100           129,437
                New York & Co. (a)                          2,300            48,760
                Overstock.com, Inc. (a)                     3,300            92,895
                PEP Boys--Manny, Moe & Jack                12,300           183,147
                Pacific Sunwear of California, Inc. (a)    19,900           495,908
                The Pantry, Inc. (a)                        4,800           225,552
                Payless Shoesource, Inc. (a)               15,700           394,070
                Petco Animal Supplies, Inc. (a)            15,400           338,030
                Pier 1 Imports, Inc.                       23,200           202,536
                Priceline.com, Inc. (a)                     7,100           158,472
                Restoration Hardware, Inc. (a)              4,600            27,692
                Retail Ventures, Inc. (a)                   5,500            68,420
                Rush Enterprises Inc. Class A (a)           6,700            99,696
                Russ Berrie & Co., Inc.                     4,400            50,248
                School Specialty, Inc. (a)                  5,000           182,200
                Sharper Image Corp. (a)                     4,100            39,934
                Sonic Automotive, Inc.                      6,100           135,908
                The Sports Authority, Inc. (a)              5,800           180,554
                Stage Stores, Inc.                          7,800           232,284
                Stamps.com, Inc. (a)                        3,100            71,176
                Stein Mart, Inc.                            5,400            98,010
                Talbots, Inc.                               4,900           136,318
                Too, Inc. (a)                               7,800           220,038
                Tractor Supply Co. (a)                      8,700           460,578
                Trans World Entertainment Corp. (a)         6,900            39,330
                Tuesday Morning Corp.                       7,300           152,716
                United Auto Group, Inc.                     7,500           286,500
                United Natural Foods, Inc. (a)             10,800           285,120
                ValueVision Media, Inc. Class A (a)         8,400           105,840
                The Wet Seal, Inc. Class A (a)             13,500            59,940
                Wilsons The Leather Experts (a)             2,300             8,349
                Zale Corp. (a)                             11,800           296,770
                Zumiez, Inc. (a)                              100             4,322
                                                                       ------------
                                                                         13,425,020
-----------------------------------------------------------------------------------
Savings & Loan--1.9%
                Anchor Bancorp Wisconsin, Inc.              6,700           203,278
                BFC Financial Corp. (a)                     7,500            41,400
                Bank Mutual Corp.                          11,500           121,900
                BankAtlantic Bancorp, Inc. Class A         12,800           179,200
                BankUnited Financial Corp. Class A          7,700           204,589
                Berkshire Hills Bancorp, Inc.                 400            13,400
                Beverly Hills Bancorp, Inc.                 1,000            10,370
                Brookline Bancorp, Inc.                    17,500           247,975
                Charter Financial Corp.                       100             3,571
                Coastal Financial Corp.                     1,650            21,038
                Commercial Capital Bancorp, Inc.           12,400           212,288
                Dime Community Bancshares, Inc.             8,700           127,107
                Fidelity Bankshares, Inc.                   6,600           215,820
                First Defiance Financial Corp.              2,800            75,852
                First Financial Holdings, Inc.              2,000            61,440
                First Indiana Corp.                         3,700           127,206
                First Niagara Financial Group, Inc.        31,100           450,017
                First Place Financial Corp.                 2,300            55,315
                First Republic Bank                         6,300           233,163
                FirstFed Financial Corp. (a)                4,700           256,244
                Flagstar Bancorp, Inc.                     10,400           149,760
                Flushing Financial Corp.                    3,100            48,267
                Great Southern Bancorp, Inc.                1,600            44,176
                Harbor Florida Bancshares, Inc.             6,000           222,300
                Horizon Financial Corp.                     1,100            24,024
                IBERIABANK Corp.                            3,000           153,030
                ITLA Capital Corp. (a)                      2,000            97,700
                KNBT Bancorp, Inc.                         10,300           167,787
                Kearny Financial Corp.                      2,800            34,160
                MAF Bancorp, Inc.                           8,800           364,144
                Netbank, Inc.                               8,600            61,748
                NewAlliance Bancshares, Inc.               30,800           447,832
                Northwest Bancorp, Inc.                     3,400            72,284
                OceanFirst Financial Corp.                  1,000            22,760
                Ocwen Financial Corp. (a)                   9,600            83,520
                PFF Bancorp, Inc.                           3,900           119,028
                Partners Trust Financial Group, Inc.       15,200           183,160
                Pennfed Financial Services, Inc.              600            11,052
                Provident Financial Holdings, Inc.            200             5,260
                Provident Financial Services, Inc.         16,500           305,415
                Provident New York Bancorp                  7,600            83,676
                Rockville Financial, Inc. (a)               3,900            50,895
                Sound Federal Bancorp, Inc.                 4,700            89,770
                Sterling Financial Corp.                    9,900           247,302
                TierOne Corp.                               3,500           102,935
                United Community Financial Corp.            4,100            48,421
                W Holding Co., Inc.                        29,900           246,077
                                                                       ------------
                                                                          6,347,656
-----------------------------------------------------------------------------------
Scientific Equipment & Suppliers--0.1%
                Newport Corp. (a)                           8,500           115,090
                Varian, Inc. (a)                            9,400           374,026
                                                                       ------------
                                                                            489,116
-----------------------------------------------------------------------------------
Securities Brokerage & Services--0.6%
                Archipelago Holdings, Inc. (a)              7,400           368,298
                BKF Capital Group, Inc.                       800            15,160
                CharterMac                                  8,700           184,266
                GFI Group, Inc. (a)                           700            33,201
                IntercontinentalExchange, Inc. (a)          5,400           196,290


22      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Securities Brokerage & Services (concluded)
                Investment Technology Group, Inc. (a)      11,100      $    393,384
                Knight Capital Group, Inc. Class A (a)     29,800           294,722
                LaBranche & Co., Inc. (a)                  15,800           159,738
                MarketAxess Holdings, Inc. (a)              7,600            86,868
                NCO Group, Inc. (a)                         9,200           155,664
                optionsXpress Holdings, Inc.                3,600            88,380
                SWS Group, Inc.                             2,300            48,162
                ZipRealty, Inc. (a)                           300             2,526
                                                                       ------------
                                                                          2,026,659
-----------------------------------------------------------------------------------
Services: Commercial--2.9%
                4Kids Entertainment, Inc. (a)               2,100            32,949
                ABM Industries, Inc.                       11,500           224,825
                AMN Healthcare Services, Inc. (a)           4,400            87,032
                Administaff, Inc.                           4,300           180,815
                The Advisory Board Co. (a)                  5,400           257,418
                Ambassadors Group, Inc.                     5,800           132,762
                Angelica Corp.                              3,400            56,236
                Autobytel, Inc. (a)                        14,100            69,654
                CBIZ, Inc. (a)                              9,900            59,598
                CDI Corp.                                   2,000            54,800
                CRA International, Inc. (a)                 3,000           143,070
                Casella Waste Systems, Inc. (a)             6,500            83,135
                Chemed Corp.                                5,800           288,144
                Clark, Inc.                                 2,700            35,775
                CoStar Group, Inc. (a)                      4,700           202,899
                Cogent, Inc. (a)                            6,300           142,884
                Coinstar, Inc. (a)                          5,300           120,999
                Corrections Corp. of America (a)            9,100           409,227
                Cross Country Healthcare, Inc. (a)          9,500           168,910
                DiamondCluster International, Inc.
                  Class A (a)                               9,300            73,842
                Exponent, Inc. (a)                          2,700            76,626
                FTI Consulting, Inc. (a)                    9,700           266,168
                Forrester Research, Inc. (a)                4,500            84,375
                G&K Services, Inc. Class A                  4,100           160,925
                The Geo Group, Inc. (a)                     1,600            36,688
                Gevity HR, Inc.                             7,900           203,188
                Harris Interactive, Inc. (a)                8,300            35,773
                Heidrick & Struggles International,
                  Inc. (a)                                  5,600           179,480
                Hudson Highland Group, Inc. (a)             6,100           105,896
                IKON Office Solutions, Inc.                26,100           271,701
                Jackson Hewitt Tax Service, Inc.            8,400           232,764
                Kelly Services, Inc. Class A                3,500            91,770
                Kforce, Inc. (a)                           10,200           113,832
                Korn/Ferry International (a)                9,700           181,293
                Labor Ready, Inc. (a)                      11,600           241,512
                MAXIMUS, Inc.                               4,000           146,760
                MPS Group, Inc. (a)                        24,000           328,080
                Midas, Inc. (a)                             3,000            55,080
                Monro Muffler, Inc.                         1,600            48,512
                Navigant Consulting, Inc. (a)              11,400           250,572
                Netratings, Inc. (a)                        1,900            23,427
                Nutri/System, Inc. (a)                      6,400           230,528
                PHH Corp. (a)                              14,300           400,686
                Pegasus Solutions, Inc. (a)                 7,300            65,481
                Pre-Paid Legal Services, Inc.               2,000            76,420
                The Providence Service Corp. (a)            3,300            95,007
                Regis Corp.                                12,000           462,840
                Resources Connection, Inc. (a)             12,800           333,568
                Rollins, Inc.                               5,800           114,318
                Sirva, Inc. (a)                             7,500            60,000
                Source Interlink Cos., Inc. (a)            10,100           112,312
                Spherion Corp. (a)                         12,900           129,129
                Startek, Inc.                               1,600            28,800
                TeleTech Holdings, Inc. (a)                 6,900            83,145
                Tetra Tech, Inc. (a)                       14,600           228,782
                Travelzoo, Inc. (a)                           300             6,600
                Unifirst Corp.                              2,900            90,190
                Vertrue, Inc. (a)                           2,500            88,325
                Viad Corp.                                  4,600           134,918
                Volt Information Sciences, Inc. (a)         1,200            22,824
                Waste Connections, Inc. (a)                10,900           375,614
                Waste Services, Inc. (a)                   11,100            36,963
                Watson Wyatt Worldwide, Inc.                7,100           198,090
                Wireless Facilities, Inc. (a)              11,400            58,140
                World Fuel Services Corp.                   4,900           165,228
                                                                       ------------
                                                                          9,557,304
-----------------------------------------------------------------------------------
Shipping--0.2%
                Gulfmark Offshore, Inc. (a)                 4,900           145,138
                Horizon Lines, Inc. Class A                 4,100            49,733
                Kirby Corp. (a)                             4,800           250,416
                Maritrans, Inc.                             3,200            83,264
                                                                       ------------
                                                                            528,551
-----------------------------------------------------------------------------------
Shoes--0.4%
                Deckers Outdoor Corp. (a)                   3,200            88,384
                The Finish Line, Inc. Class A              12,000           209,040
                K-Swiss, Inc. Class A                       5,400           175,176
                Kenneth Cole Productions, Inc. Class A      1,400            35,700
                Shoe Carnival, Inc. (a)                     2,700            59,184
                Skechers U.S.A., Inc. Class A (a)           4,300            65,876
                Steven Madden Ltd.                          4,400           128,612
                Stride Rite Corp.                           7,000            94,920
                Weyco Group, Inc.                             100             1,910
                Wolverine World Wide, Inc.                 15,800           354,868
                                                                       ------------
                                                                          1,213,670
-----------------------------------------------------------------------------------
Steel--0.7%
                AK Steel Holding Corp. (a)                 29,400           233,730
                Carpenter Technology Corp.                  5,700           401,679
                Chaparral Steel Co. (a)                     6,000           181,500
                Gibraltar Industries, Inc.                  7,300           167,462
                Oregon Steel Mills, Inc. (a)                9,600           282,432
                Schnitzer Steel Industries, Inc. Class A    6,300           192,717
                Steel Dynamics, Inc.                       10,900           387,059
                Steel Technologies, Inc.                    3,700           103,563
                Wheeling-Pittsburgh Corp. (a)               3,100            27,962
                Worthington Industries, Inc.               19,200           368,832
                                                                       ------------
                                                                          2,346,936
-----------------------------------------------------------------------------------
Synthetic Fibers--0.0%
                Wellman, Inc.                               5,900            40,002
-----------------------------------------------------------------------------------
Telecommunications Equipment--0.8%
                Applied Signal Technology, Inc.             3,700            83,990
                Arris Group, Inc. (a)                      23,700           224,439
                Audiovox Corp. Class A (a)                  5,600            77,616
                Belden CDT, Inc.                           10,600           258,958
                C-COR, Inc. (a)                            14,200            69,012


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     23

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Telecommunications Equipment (concluded)
                Interdigital Communications Corp. (a)      12,400      $    227,168
                Mastec, Inc. (a)                            4,900            51,303
                Plantronics, Inc.                          11,600           328,280
                Polycom, Inc. (a)                          25,800           394,740
                Powerwave Technologies, Inc. (a)           26,700           335,619
                SBA Communications Corp. Class A (a)       19,600           350,840
                Spectralink Corp.                           6,500            77,155
                Symmetricom, Inc. (a)                      13,300           112,651
                Terayon Corp. (a)                          24,500            56,595
                                                                       ------------
                                                                          2,648,366
-----------------------------------------------------------------------------------
Textile Products--0.1%
                DHB Industries, Inc. (a)                    4,900            21,903
                Dixie Group, Inc. (a)                       4,000            55,120
                Innovo Group, Inc. (a)                     14,200            14,484
                Interface, Inc. Class A (a)                12,200           100,284
                                                                       ------------
                                                                            191,791
-----------------------------------------------------------------------------------
Textiles Apparel Manufacturers--0.5%
                Carter's, Inc. (a)                          4,200           247,170
                Cherokee, Inc.                              2,700            92,853
                Guess?, Inc. (a)                            4,900           174,440
                Hartmarx Corp. (a)                          8,600            67,166
                Kellwood Co.                                5,600           133,728
                Oxford Industries, Inc.                     2,900           158,630
                Perry Ellis International, Inc. (a)         3,600            68,400
                Phillips-Van Heusen Corp.                   7,600           246,240
                Russell Corp.                              10,000           134,600
                Under Armour, Inc. Class A (a)              3,100           118,761
                The Warnaco Group, Inc. (a)                10,300           275,216
                                                                       ------------
                                                                          1,717,204
-----------------------------------------------------------------------------------
Tires & Rubber--0.1%
                Bandag, Inc.                                2,100            89,607
                Cooper Tire & Rubber Co.                   14,500           222,140
                Titan International, Inc.                   1,700            29,325
                                                                       ------------
                                                                            341,072
-----------------------------------------------------------------------------------
Tobacco--0.2%
                Alliance One International, Inc.           20,700            80,730
                Schweitzer-Mauduit International, Inc.      2,600            64,428
                Star Scientific, Inc. (a)                  12,200            28,670
                Universal Corp.                             7,100           307,856
                Vector Group Ltd.                           8,190           148,812
                                                                       ------------
                                                                            630,496
-----------------------------------------------------------------------------------
Toys--0.1%
                Jakks Pacific, Inc. (a)                     7,500           157,050
                Leapfrog Enterprises, Inc. (a)              6,600            76,890
                                                                       ------------
                                                                            233,940
-----------------------------------------------------------------------------------
Transportation Miscellaneous--0.2%
                Dynamex, Inc. (a)                           1,400            26,684
                HUB Group, Inc. Class A (a)                 5,600           197,960
                Odyssey Marine Exploration, Inc. (a)        5,700            20,178
                Pacer International, Inc.                   8,300           216,298
                SCS Transportation, Inc. (a)                5,000           106,250
                US Xpress Enterprises, Inc. Class A (a)     3,900            67,782
                                                                       ------------
                                                                            635,152
-----------------------------------------------------------------------------------
Truckers--0.6%
                Arkansas Best Corp.                         7,300           318,864
                Covenant Transport, Inc. Class A (a)        3,700            51,726
                Forward Air Corp.                           9,100           333,515
                Frozen Food Express Industries (a)          1,700            18,751
                Heartland Express, Inc.                     9,900           200,871
                Knight Transportation, Inc.                12,450           258,088
                Marten Transport Ltd. (a)                   4,200            76,524
                Old Dominion Freight Line (a)               8,250           222,585
                USA Truck, Inc. (a)                         2,100            61,173
                Universal Truckload Services, Inc. (a)        100             2,300
                Werner Enterprises, Inc.                   14,500           285,650
                                                                       ------------
                                                                          1,830,047
-----------------------------------------------------------------------------------
Utilities: Cable TV & Radio--0.0%
                Mediacom Communications Corp.
                Class A (a)                                12,300            67,527
-----------------------------------------------------------------------------------
Utilities: Electrical--1.3%
                Allete, Inc.                                7,000           308,000
                Avista Corp.                               13,900           246,169
                Black Hills Corp.                           9,000           311,490
                CH Energy Group, Inc.                       4,600           211,140
                Central Vermont Public Service Corp.        4,800            86,448
                Cleco Corp.                                11,100           231,435
                Duquesne Light Holdings, Inc.              21,100           344,352
                El Paso Electric Co. (a)                   13,500           284,040
                The Empire District Electric Co.            5,200           105,716
                IDACORP, Inc.                              11,600           339,880
                MGE Energy, Inc.                            4,300           145,813
                NorthWestern Corp.                          9,900           307,593
                Otter Tail Corp.                            8,400           243,432
                Sierra Pacific Resources (a)               45,200           589,408
                UIL Holdings Corp.                          3,100           142,569
                Unisource Energy Corp.                      7,800           243,360
                                                                       ------------
                                                                          4,140,845
-----------------------------------------------------------------------------------
Utilities: Gas Distributors--0.7%
                Cascade Natural Gas Corp.                   4,300            83,893
                EnergySouth, Inc.                             600            16,068
                The Laclede Group, Inc.                     4,300           125,603
                New Jersey Resources Corp.                  6,200           259,718
                Nicor, Inc.                                11,800           463,858
                Northwest Natural Gas Co.                   7,700           263,186
                Peoples Energy Corp.                       10,200           357,714
                South Jersey Industries, Inc.               5,900           171,926
                Southwest Gas Corp.                        10,600           279,840
                WGL Holdings, Inc.                         13,100           393,786
                                                                       ------------
                                                                          2,415,592
-----------------------------------------------------------------------------------
Utilities: Gas Pipelines--0.0%
                Transmontaigne, Inc. (a)                   11,000            72,600
-----------------------------------------------------------------------------------
Utilities: Miscellaneous--0.1%
                Aquila, Inc. (a)                           66,700           240,120
-----------------------------------------------------------------------------------
Utilities: Telecommunications--1.0%
                Alaska Communications Systems
                  Group, Inc.                               5,700            57,912
                CT Communications, Inc.                     2,700            32,778
                Centennial Communications Corp. (a)         4,100            63,632
                Cincinnati Bell, Inc. (a)                  64,600           226,746
                Commonwealth Telephone
                  Enterprises, Inc.                         6,100           205,997
                Dobson Communications Corp.
                  Class A (a)                              30,600           232,866
                FairPoint Communications, Inc.              8,600            89,096
                General Communication Class A (a)          11,400           117,762
                GlobeTel Communications Corp. (a)           7,800            28,782
                Golden Telecom, Inc. (b)                    4,600           119,416


24      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Schedule of Investments (concluded)

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Utilities: Telecommunications (concluded)
                IDT Corp. Class B (a)                      12,400      $    145,080
                Intrado, Inc. (a)                           5,500           126,610
                Iowa Telecommunications Services, Inc.      7,200           111,528
                Level 3 Communications, Inc. (a)          182,500           523,775
                North Pittsburgh Systems, Inc.              2,400            45,288
                Premiere Global Services, Inc. (a)         15,400           125,202
                Price Communications Corp. (a)              9,700           144,239
                RCN Corp. (a)                               4,800           112,560
                Shenandoah Telecom Co.                      1,200            47,808
                SureWest Communications                     4,300           113,391
                Talk America Holdings, Inc. (a)             8,900            76,807
                Time Warner Telecom, Inc. Class A (a)      15,100           148,735
                USA Mobility, Inc.                          6,000           166,320
                Ubiquitel, Inc. (a)                        21,100           208,679
                Valor Communications Group, Inc.            9,700           110,580
                                                                       ------------
                                                                          3,381,589
-----------------------------------------------------------------------------------
Utilities: Water--0.2%
                American States Water Co.                   3,400           104,720
                California Water Service Group              3,600           137,628
                Connecticut Water Service, Inc.             3,200            78,432
                Middlesex Water Co.                         4,200            72,828
                SJW Corp.                                   1,300            59,150
                Southwest Water Co.                         7,665           109,686
                                                                       ------------
                                                                            562,444
-----------------------------------------------------------------------------------
Wholesale & International Trade--0.1%
                Central European Distribution
                  Corp. (a)                                 3,900           156,546
-----------------------------------------------------------------------------------
Wholesalers--0.3%
                Brightpoint, Inc. (a)                       7,950           220,453
                Earle M. Jorgensen Holding
                  Company, Inc. (a)                         2,600            23,998
                LKQ Corp. (a)                               4,300           148,866
                Prestige Brands Holdings, Inc. (a)          5,000            62,500
                United Stationers, Inc. (a)                 7,700           373,450
                                                                       ------------
                                                                            829,267
-----------------------------------------------------------------------------------
                Total Common Stocks
                (Cost--$301,362,192)--91.0%                             297,485,036


                Mutual Funds
===================================================================================
                Gladstone Capital Corp.                     4,100            87,658
-----------------------------------------------------------------------------------
                Total Mutual Funds
                (Cost--$106,517)--0.0%                                       87,658
===================================================================================

===================================================================================
Industry        Rights
===================================================================================
Retail--0.0%
                dELiA*s, Inc. (c)                             294               294
-----------------------------------------------------------------------------------
                Total Rights (Cost--$0)--0.0%                                   294
===================================================================================

===================================================================================
                                                             Face
                Short-Term Securities                      Amount
===================================================================================
Time Deposit
                State Street Bank & Trust Co., 3.60%
                  due 1/03/2006                       $32,475,944        32,475,944
-----------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost--$32,475,944)--9.9%                                32,475,944
-----------------------------------------------------------------------------------
Total Investments (Cost--$333,944,653)--100.9%                          330,048,932
===================================================================================

===================================================================================
                                                        Number of
                Options Written                         Contracts
===================================================================================
Call Options Written
                Russell 2000 Index, expiring January
                  2006 at USD 690                           2,500          (975,000)
-----------------------------------------------------------------------------------
                Total Options Written (Premiums
                Received--$2,770,500)--(0.3%)                              (975,000)
===================================================================================
Total Investments, Net of Options Written
(Cost--$331,174,153*)--100.6%                                           329,073,932

Liabilities in Excess of Other Assets--(0.6%)                            (2,065,831)
                                                                       ------------
Net Assets--100.0%                                                     $327,008,101
                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $326,829,133
                                                                   ============
      Gross unrealized appreciation ...........................    $  9,866,761
      Gross unrealized depreciation ...........................      (7,621,962)
                                                                   ------------
      Net unrealized appreciation .............................    $  2,244,799
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   The rights may be exercised until 1/27/2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                          Expiration       Face       Unrealized
      Contracts         Issue               Date          Value     Depreciation
      --------------------------------------------------------------------------
        79         Russell 2000 Index    March 2006    $27,276,536    $(483,686)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     25

Statement of Assets, Liabilities and Capital

As of December 31, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (identified cost--$333,944,653)                      $ 330,048,932
               Cash collateral on financial futures contract ..................................                          1,768,500
               Receivables:
                  Dividends ...................................................................    $     375,315
                  Securities sold .............................................................          262,059
                  Interest ....................................................................            3,248           640,622
                                                                                                   -------------------------------
               Total assets ...................................................................                        332,458,054
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Options written, at value (premiums received--$2,770,500) ......................                            975,000
               Payables:
                  Dividends to shareholders ...................................................        3,396,192
                  Securities purchased ........................................................          340,785
                  Offering costs ..............................................................          288,757
                  Investment adviser ..........................................................          201,844
                  Variation margin ............................................................           75,050         4,302,628
                                                                                                   -------------
               Accrued expenses ...............................................................                            172,325
                                                                                                                     -------------
               Total liabilities ..............................................................                          5,449,953
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 327,008,101
                                                                                                                     =============
==================================================================================================================================
Capital
----------------------------------------------------------------------------------------------------------------------------------
               Common Stock, par value $.001, 100,000,000 shares authorized ...................                      $      18,005
               Paid-in capital in excess of par ...............................................                        328,917,534
               Undistributed investment income--net ...........................................    $     205,187
               Undistributed realized capital gains--net ......................................          451,282
               Unrealized depreciation--net ...................................................       (2,583,907)
                                                                                                   -------------
               Total accumulated losses--net ..................................................                         (1,927,438)
                                                                                                                     -------------
               Total Capital--Equivalent to $18.16 per share based on 18,005,236 shares of
                Common Stock outstanding (market price--$16.09) ...............................                      $ 327,008,101
                                                                                                                     =============

      See Notes to Financial Statements.


26      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Statement of Operations

For the Period July 29, 2005+ to December 31, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $975 foreign withholding tax) ........................                      $   1,606,292
                       Interest ...............................................................                            702,892
                                                                                                                     -------------
                       Total income ...........................................................                          2,309,184
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...............................................    $   1,274,862
                       Professional fees ......................................................           68,146
                       Accounting services ....................................................           54,495
                       Directors' fees and expenses ...........................................           38,485
                       Printing and shareholder reports .......................................           28,000
                       Custodian fees .........................................................           20,597
                       Transfer agent fees ....................................................           13,956
                       Pricing fees ...........................................................              390
                       Other ..................................................................           21,636
                                                                                                   -------------
                       Total expenses .........................................................                          1,520,567
                                                                                                                     -------------
                       Investment income--net .................................................                            788,617
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ....................................................          (33,060)
                          Financial futures contracts .........................................          844,986
                          Options written .....................................................         (360,644)          451,282
                                                                                                   -------------
                       Unrealized appreciation/depreciation on:
                          Investments--net ....................................................       (3,895,721)
                          Futures contracts--net ..............................................         (483,686)
                          Options written--net ................................................        1,795,500        (2,583,907)
                                                                                                   -------------------------------
                       Total realized and unrealized loss--net ................................                         (2,132,625)
                                                                                                                     -------------
                       Net Decrease in Net Assets Resulting from Operations ...................                      $  (1,344,008)
                                                                                                                     =============

+     Commencement of operations.

      See Notes to Financial Statements.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     27

Statement of Changes in Net Assets

                                                                                                  For the Period
                                                                                                     July 29,
                                                                                                     2005+ to
                                                                                                   December 31,
Increase (Decrease) in Net Assets:                                                                     2005
================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................        $     788,617
                       Realized gain--net ................................................              451,282
                       Unrealized appreciation/depreciation--net .........................           (2,583,907)
                                                                                                  -------------
                       Net increase in net assets resulting from operations ..............           (1,344,008)
                                                                                                  -------------
================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................             (583,430)
                       Tax return of capital .............................................          (14,360,916)
                                                                                                  -------------
                       Net decrease in net assets resulting from dividends to shareholders          (14,944,346)
                                                                                                  -------------
================================================================================================================
Common Stock Transactions
----------------------------------------------------------------------------------------------------------------
                       Net proceeds from issuance of Common Stock ........................          343,800,000
                       Offering costs resulting from the issuance of Common Stock ........             (603,553)
                                                                                                  -------------
                       Net increase in net assets resulting from Common Stock transactions          343,196,447
                                                                                                  -------------
================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................          326,908,093
                       Beginning of period ...............................................              100,008
                                                                                                  -------------
                       End of period* ....................................................        $ 327,008,101
                                                                                                  =============
                        * Undistributed investment income ................................        $     205,187
                                                                                                  =============

+     Commencement of operations.

      See Notes to Financial Statements.


28      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Financial Highlights

                                                                                                  For the Period
                                                                                                     July 29,
                                                                                                     2005+ to
The following per share data and ratios have been derived                                          December 31,
from information provided in the financial statements.                                                 2005
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..............................        $       19.10
                                                                                                  -------------
                       Investment income--net*** .........................................                  .04
                       Realized and unrealized loss--net .................................                 (.12)
                                                                                                  -------------
                       Total from investment operations ..................................                 (.08)
                                                                                                  -------------
                       Less dividends from:
                          Investment income--net .........................................                 (.03)
                          Tax return of capital ..........................................                 (.80)
                                                                                                  -------------
                                                                                                           (.83)
                                                                                                  -------------
                       Offering costs resulting from the issuance of Common Stock ........                 (.03)
                                                                                                  -------------
                       Net asset value, end of period ....................................        $       18.16
                                                                                                  =============
                       Market price per share, end of period .............................        $       16.09
                                                                                                  =============
================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ................................                 (.14%)@
                                                                                                  =============
                       Based on market price per share ...................................               (15.51%)@
                                                                                                  =============
================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------
                       Expenses ..........................................................                 1.07%*
                                                                                                  =============
                       Investment income--net ............................................                  .56%*
                                                                                                  =============
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..........................        $     327,008
                                                                                                  =============
                       Portfolio turnover ................................................                 2.94%
                                                                                                  =============

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     29

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of existence. Prior to commencement of operations on July 29, 2005, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on July 14, 2005 to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund purchases and writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is


30      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005
      purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer.

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the dividends paid by the Fund during the period July 29, 2005 to December 31, 2005 are characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.").


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     31

Notes to Financial Statements (concluded)

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes, but exclude any net assets attributable to leveraging transactions. IQ has entered into a Subadvisory Agreement with MLIM pursuant to which MLIM provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay MLIM a monthly fee at an annual rate of .39% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but exclude any net assets attributable to leveraging transactions. There was no increase in the aggregate fees paid by the Fund for these services.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to ML & Co. and its affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ. Pursuant to that order, the Fund may retain Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of IQ, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

For the period July 29, 2005 to December 31, 2005, MLPF&S received gross fees from underwriting of $7,637,532 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $53,321 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

In addition, MLPF&S received $3,974 in commissions on the execution of portfolio security transactions for the Fund for the period July 29, 2005 to December 31, 2005.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period July 29, 2005 to December 31, 2005 were $310,247,694 and $8,745,924, respectively.

Transactions in options written for the period July 29, 2005 to December 31, 2005 were as follows:

-------------------------------------------------------------------------------
                                                   Number of         Premiums
                                                   Contracts         Received
-------------------------------------------------------------------------------
Outstanding call options written,
  at beginning of period .................                --                 --
Options written ..........................            19,430       $ 22,260,811
Options closed ...........................           (16,180)       (18,956,061)
Options expired ..........................              (750)          (534,250)
                                                  -----------------------------
Outstanding call options written,
  at end of period .......................             2,500       $  2,770,500
                                                  =============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of Common Stock, par value $.001, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common stock.

Shares issued and outstanding during the period July 29, 2005 to December 31, 2005 increased 18,000,000 shares from shares sold.

5. Distributions to Shareholders:

The tax character of distributions paid during the period July 29, 2005 to December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                       07/29/2005+ to 12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .....................................              $   583,430
  Tax return of capital ...............................               14,360,916
                                                                     -----------
Total distributions ...................................              $14,944,346
                                                                     ===========

+     Commencement of operations.

As of December 31, 2005, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income -- net .....................        $        --
Undistributed long-term capital gains -- net .............                 --
                                                                  -----------
Total undistributed earnings -- net ......................                 --
Capital loss carryforward ................................         (2,376,737)*
Unrealized gains -- net ..................................            449,299**
                                                                  -----------
Total accumulated losses -- net ..........................        $(1,927,438)
                                                                  ===========

* On December 31, 2005, the Fund had a net capital loss carryforward of $2,376,737, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain futures contracts, the realization for tax purposes of unrealized gains on certain securities that are part of a straddle and other book/tax temporary differences.


32      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Small Cap Premium & Dividend Income Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2005, and the related statements of operations and of changes in net assets, and the financial highlights for the periods July 29, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period July 29, 2005 through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, NJ
February 17, 2006

Fund Certification (unaudited)

In July 2005, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     33

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Directors

All but one member of the Fund's Board of Directors is a non-interested director as that term is defined in the Investment Company Act of 1940, whose association is due to his position as an employee of the Adviser's affiliates. The Chairman of the Board is a non-interested director. Director nominees are chosen by the Board's Nominating and Corporate Governance Committee. The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act and applicable Maryland law. Each non-interested Director is a member of the Fund's Audit Committee. Each non-interested Director is a member of the Board's Nominating and Corporate Governance Committee. The independent directors meet in executive session at each regular Board meeting. Each Board and each Board's Audit Committee meet in person for one day each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings and some of which are informational meetings. The independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the request of the independent directors.

The management agreement between the Fund and the Adviser through which the Adviser provides investment advisory, management and administrative services to the Fund (the "Management Agreement") provides that, subject to the supervision of the Fund's Board of Directors, the Adviser is responsible for management and oversight of the Fund's portfolio. The Adviser has designed the investment strategy for the Fund and provides certain oversight responsibility for the implementation of the strategy by the Subadviser. The Adviser also provides certain investment advisory, management and administrative services for the Fund.

Initial Approval of Management Agreement

The Board of Directors of the Fund, including a majority of the non-interested Directors of the Fund, has the responsibility under the Investment Company Act to approve the Fund's proposed Management Agreement for its initial two-year term and for one-year renewal terms thereafter at meetings of the Board called for the purpose of voting on such initial approval or renewals. In addition, the Fund's Board of Directors will receive, review and evaluate information concerning the services and personnel of the Adviser and its affiliates at each quarterly meeting of the Board of Directors. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses and the Fund's investment performance at any future meeting at which a renewal of the Management Agreement is considered, the process of evaluating the Adviser and the Fund's investment advisory and administrative arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Adviser under the Management Agreement will include deliberations at future quarterly meetings.

At a Board meeting held on June 6, 2005, all of the Directors, including all of the non-interested Directors, approved the Management Agreement for an initial two-year term. In considering whether to approve the Management Agreement, the Fund's Board of Directors took into account materials provided in connection with, and a discussion that took place at, a meeting held on April 20, 2005, and reviewed an organizational meeting book and other materials from counsel to the Fund and from the Adviser which: (i) included information concerning the services that will be rendered to the Fund by the Adviser and the Adviser's affiliates and the fees that will be paid by the Fund to the Adviser and the Adviser's affiliates; (ii) included information concerning the portfolio management team; and (iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper, Inc. ("Lipper") comparing the Fund's fee rate for advisory and administrative services to those of other non-leveraged, closed-end core, growth, and value funds as defined by Lipper. In particular, the Board considered the following:

(a) The nature, extent and quality of services to be provided by the Adviser -- The Directors reviewed the services that the Adviser would provide to the Fund. In connection with the investment advisory services to be provided to the Fund, the Board of Directors discussed in detail with officers of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Fund. In addition to the investment advisory services to be provided to the Fund, the Board of Directors considered that the Adviser and its affiliates also will provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. In particular, the Board of Directors reviewed the compliance and administrative services to be provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting. The Board noted that the Adviser has an administrative, legal and compliance staff


34      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005
to ensure a high level of quality in the compliance and administrative services to be provided to the Fund. Based on the presentations on April 20, 2005 and June 6, 2005 and the Board members' experience as Board members of the investment companies advised by the Adviser, the Board of Directors concluded that the services to be provided to the Fund by the Adviser under the Management Agreement were likely to be of a high quality and would benefit the Fund.

(b) Investment performance of the Fund and the Adviser -- Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. However, the Board focused on the experience, resources and strengths of the Adviser and its affiliates in managing investment companies that employ investment strategies similar to the Fund. The Board of Directors also considered the innovative nature of the investment product and the creativity of the Adviser in developing the Fund's investment program. As a result, the Directors determined that the Adviser would be an appropriate investment adviser for the Fund.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund -- The Directors also considered the anticipated cost of the services to be provided by the Adviser. Because the Fund is newly formed, had not commenced operations as of June 6, 2005, and the eventual aggregate amount of Fund assets was uncertain, the Adviser was not able to provide the Directors with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund. The Directors, however, did discuss with the Adviser its general level of anticipated profitability and noted that the Adviser would provide the Directors with profitability information from time to time after the Fund commences operations.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale -- Because the Fund is newly formed and had not commenced operations as of June 6, 2005, and the eventual aggregate amount of Fund assets was uncertain, the Adviser was not able to provide the Directors with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fee after the initial two-year term of the Management Agreement.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- As discussed above in (a) and (c), the Directors compared both the services to be rendered and the fees to be paid under the Management Agreement to other contracts of the Adviser and to other contracts of other investment advisers with respect to other similar closed-end registered investment companies. In particular, the Board of Directors evaluated the Fund's proposed contractual fee rate for advisory and administrative services as compared to the contractual fee rate of comparable non-leveraged, closed-end core, growth, and value funds as defined by Lipper. The Board did not consider compensation paid with respect to accounts other than registered investment companies since the Adviser only utilizes the Fund's strategy in connection with registered investment companies. In particular, the Board of Directors noted that the Fund's contractual advisory fee rate at a common asset level placed it in the second lowest quartile for the group below the median for the group. The Board of Directors also considered that, both including and excluding investment-related expenses and taxes, the Fund's projected total expense ratio at a common asset level placed it in the second lowest quartile for the group and below the median for the group.

The Fund's Board of Directors then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund, including the underwriting arrangements relating to the initial distribution of Fund shares and the additional compensation arrangements. The Board of Directors concluded that the Fund would benefit from those services.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Directors who were present at the June 6, 2005 meeting, including all of the non-interested Directors, concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the Fund, as well as the costs to be incurred and benefits to be gained by the Adviser and its affiliates in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment advisory fee to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, all of the Directors, each of whom was present at the June 6, 2005 meeting, including all of the non-interested


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     35

Directors, approved the Management Agreement. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

The Subadviser

The Adviser has entered into a subadvisory agreement (the "Subadvisory Agreement") with the Subadviser, pursuant to which the Adviser has delegated certain of its investment advisory responsibilities to the Subadviser. The Subadviser will be responsible for implementing the Fund's investment strategy, including decisions with respect to selecting the sample of stocks included in the Index and the Written Options.

The Subadviser was organized as an investment adviser in 1976. The Subadviser and its affiliates had approximately $496 billion in investment company and other portfolio assets under management as of December 2004. The Subadviser, a limited partnership organized under the laws of the State of Delaware, is registered as an investment adviser with the SEC under the Advisers Act. The Subadviser's principal office is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. The Subadviser is affiliated with the Adviser.

Initial Approval of Subadvisory Agreement

At a Board meeting held on June 6, 2005, all of the Directors, including all of the non-interested Directors, approved the Subadvisory Agreement for an initial two-year term. In considering whether to approve the Subadvisory Agreement, the Fund's Board of Directors reviewed an organizational meeting book and other materials from counsel to the Fund and from the Subadviser which: (i) included information concerning the services that will be rendered to the Fund by the Subadviser and the Subadviser's affiliates; (ii) included information concerning the portfolio management team; and (iii) outlined the legal duties of the Board under the Investment Company Act. As part of its review of the selection of the Subadviser, the Board engaged in a detailed discussion with the Adviser regarding the process through which it had identified and considered potential alternative subadvisers before selecting the Subadviser. The Board noted that in reviewing potential subadvisers, the Adviser had determined that, while there were other firms that could effectively manage an index portfolio or an options writing strategy, the Subadviser was one of only a few firms that could efficiently, in the Adviser's judgment, implement both aspects of the Fund's investment strategy while abiding by the Investment Company Act, tax and other constraints applicable to the Fund. In addition, the Board cosidered that the subadvisory fee was at a comparable rate to that sought to be charged by other unaffiliated subadvisers. In particular, the Board also considered the following:

(a) The nature, extent and quality of services to be provided by the Subadviser -- The Directors reviewed the services that the Subadviser would provide to the Fund. In connection with the investment subadvisory services to be provided to the Fund, the Board of Directors discussed in detail with officers of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Fund. Finally, the Board of Directors also took into consideration the favorable history, reputation and background of the Subadviser and the portfolio management team and the Board's experience with the Subadviser in connection with another fund overseen by the Board and subadvised by the Subadviser. The Board of Directors concluded that the services to be provided to the Fund by the Subadviser under the Subadvisory Agreement were likely to be of a high quality and would benefit the Fund.

(b) Investment performance of the Fund and the Subadviser's Quantitative Investment Team -- Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. Nor did the Board specifically consider the Subadviser's performance with respect to most other accounts it manages, because these accounts might have investment objectives, policies or restrictions different from those of the Fund. Rather, the Directors generally discussed the performance of the Subadviser's Quantitative Investment Team for the other fund it subadvises for the Adviser. For that fund, the Board considered that the Subadviser has been effectively implementing that fund's investment strategy to meet its investment objectives. In doing so, however, the Directors concluded that, while past performance is not an indicator of future performance, the Subadviser should likely be able to effectively implement the Fund's investment strategy to meet the Fund's investment objectives. In addition, the Board focused on the experience, resources and strengths of the Subadviser and its affiliates in managing investment companies that employ investment strategies similar to the Fund. The Board also considered the experience of the Fund's portfolio management team. The Board noted that the head of the Quantitative Investment Team has over 18 years of experience in managing index investments, and that the two individuals who are primarily responsible for the day-to-day management of the Fund's investments have over 14 and 13 years of experience, respectively, in managing similar investments. As a result, the Directors determined that the Subadviser would be an appropriate subadviser for the Fund.


36      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Disclosure of Investment Advisory Agreement (concluded)

(c) Cost of the services to be provided and profits to be realized by the Subadviser from the relationship with the Fund -- The Directors also considered the anticipated cost of the services to be provided by the Subadviser. Because the Fund is newly formed, the Board did not review and consider any information relating to the Subadviser's anticipated profitability.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale -- Because the Fund is newly formed and had not commenced operations as of June 6, 2005, and the eventual aggregate amount of Fund assets was uncertain, the Adviser was not able to provide the Directors with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Directors noted that the Subadviser's fees are paid by the Adviser out of its fees and not by the Fund directly. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee after the initial two-year term of the Subadvisory Agreement.

(e) Comparison of services to be rendered and fees to be paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Board discussed the services that would be rendered by the Subadviser, and, based on its experience overseeing other subadvised funds, determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Fund. The Board also concluded that the subadvisory fees appeared reasonable in relation to the fees charged by the Subadviser to other subadvised funds and noted that the proposed subadvisory fees had been determined by the Adviser before the particular subadviser had been selected.

The Fund's Board of Directors then considered the potential direct and indirect benefits to the Subadviser and its affiliates from its relationship with the Fund, including the reputational benefits from managing the Fund. The Board of Directors concluded that the potential benefits to the Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Directors, each of whom was present at the June 6, 2005 meeting, including all of the non-interested Directors, concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Subadviser. As a result, all of the Directors who were present at the June 6, 2005 meeting, including all of the non-interested Directors, approved the Subadvisory Agreement. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     37

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not effect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


38      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Officers and Directors

                                                                                                    Number of IQ
                                                                                                    Advisors-
                                                                                                    Affiliate
                                                                                                    Advised Funds   Other Public
                           Position(s)  Length of                                                   and Portfolios  Directorships
                           Held with    Time                                                        Overseen        Held by
Name        Address & Age  Fund         Served**   Principal Occupation(s) During Past 5 Years      By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2005 to    Vice-Chairman, Kissinger Associates, Inc., a           6         Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present    consulting firm, since 1990.                                     Overseas Ship-
            08543-9095     the Board                                                                                holding Group,
            Age: 61                                                                                                 Inc.; Cantel
                                                                                                                    Medical Corp.;
                                                                                                                    and Diamond
                                                                                                                    Offshore
                                                                                                                    Drilling, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2005 to    Professor, Columbia University Business School         6         None
Glasserman  Princeton, NJ  Chairman of  present    since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 43        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2005 to    Retired since August 2002; Managing Director,          6         None
Kohlhagen   Princeton, NJ               present    Wachovia National Bank and its predecessors
            08543-9095                             (1992 - 2002).
            Age: 58
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2005 to    Retired since November 2004; Chairman and              6         None
Rainer      Princeton, NJ  Chairman of  present    Chief Executive Officer, OneChicago, LLC, a
            08543-9095     Nominating              designated contract market (2001 to November
            Age: 59        and                     2004); Chairman, U.S. Commodity Futures
                           Corporate               Trading Commission (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.

====================================================================================================================================
Interested Director*
------------------------------------------------------------------------------------------------------------------------------------
Andrew J.   P.O. Box 9095  Director     2005 to    IQ Investment Advisors LLC, Chief Legal Officer        7         None
Donohue     Princeton, NJ               present    since 2004; Global General Counsel, FAM and
            08543-9095                             MLIM, since March 2003; prior to 2003, General
            Age: 55                                Counsel, OppenheimerFunds, Inc.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Donohue is an Interested Director because of his position as an employee of the Advisor and its affiliates.
                  Mr. Donohue serves for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided by the Fund's Bylaws, charter or by statute.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     39

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2004 to    IQ Investment Advisors LLC, President since April 2004; MLPF&S, First Vice
M. Cox      Princeton, NJ               present    President, Head of Global Private Client Market Investments & Origination since
            08543-9011                             2003; MLPF&S, First Vice President, Head of Structured Products Origination and
            Age: 40                                Sales (2001 - 2003); MLPF&S, Director, Head of Structured Products Origination
                                                   (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2004 to    IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; First
Burke       Princeton, NJ  President,   present    Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
            08543-9011     Treasurer               Senior Vice President and Treasurer of Princeton Services since 1999 and
            Age: 45        and                     Director since 2004; Vice President of FAMD since 1999; Vice President of MLIM
                           Secretary               and FAM (1990 - 1997); Director of Taxation of MLIM (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Andrew J.   P.O. Box 9011  Chief Legal  2005 to    IQ Investment Advisors LLC, Chief Legal Officer since December 2004; Global
Donohue     Princeton, NJ  Officer      present    General Counsel, FAM and MLIM, since March 2003; prior to 2003, General Counsel,
            08543-9011                             OppenheimerFunds, Inc.
            Age: 55
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to    IQ Investment Advisors LLC, Chief Compliance Officer since 2004; Chief
Hiller      Princeton, NJ  Compliance   present    Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
            08543-9011     Officer                 Chief Compliance Officer of MLIM (Americas Region) since 2004; Global Director
            Age: 54                                of Compliance at Morgan Stanley Investment Management (2000 - 2004); Managing
                                                   Director and Global Director of Compliance at Citigroup Asset Management (2000 -
                                                   2002); Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                   Compliance Officer at Prudential Financial (1995 - 2000); Senior Counsel in the
                                                   SEC's Division of Enforcement in Washington, D.C. (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2005 to    IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present    Private Client Market Investments & Origination since 2006; MLPF&S, Vice
            08543-9011                             President, Global Private Client Market Investments & Origination in 2005;
            Age: 30                                MLPF&S, Vice President, Head Global Private Client Rampart Equity Derivatives
                                                   (2004 - 2005); MLPF&S, Vice President, Co-Head Global Private Client Domestic
                                                   Analytic Development (2002 - 2004); mPower Advisors LLC, Vice President,
                                                   Quantitative Development (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2005 to    IQ Investment Advisors LLC, Vice President and Assistant Treasurer since 2005;
Fife        Princeton, NJ  President    present    MLIM, Director since 2000; MLPF&S, Director (2000) and Vice President (1997 -
            08543-9011     and                     2000).
            Age: 35        Assistant
                           Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Colleen     P.O. Box 9011  Vice         2005 to    IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
R. Rusch    Princeton, NJ  President    present    Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011     and                     from January 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 38        Assistant
                           Secretary
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

RCC


40      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) By reference to the exercise date of the written options (as described in the Fund's prospectus) for the twelfth month of each annual period, the repurchase request deadline, by which the Fund must receive repurchase requests submitted by shareholders in response to an Offer, will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the Written Options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided, that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     41

Important Tax Information

The following information is provided with respect to the taxable ordinary income portion of the distribution paid by Small Cap Premium & Dividend Income Fund Inc. to shareholders of record on December 20, 2005:

---------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals ..........................................    37.00%*
Dividends Qualifying for the Dividends Received Deduction for Corporations .........    37.00%*
Federal Obligation Interest ........................................................     6.28%**
Interest-Related Dividends for Non-U.S. Residents ..................................    33.39%***
---------------------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.
*** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


42      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   DECEMBER 31, 2005     43

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide stockholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                 #IQRCC -- 12/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $30,000

                                  Fiscal Year Ending December 31, 2004 - N/A

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $8,400
                                  Fiscal Year Ending December 31, 2004 - N/A

         The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $6,500
                                  Fiscal Year Ending December 31, 2004 - N/A

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,034,771
             Fiscal Year Ending December 31, 2004 - N/A

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $919,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

      Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

      In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

      The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

      To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

      The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

      From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

      In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

      In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

      The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2005.

         (a)(1) Messrs. Vincent J. Costa, CFA and Jonathan Clark and Ms. Debra
                L. Jelilian are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Managers").

                Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005. He is the Subadviser's Head of Quantitative Investments and has over 19 years' experience in investing and in managing similar investments. He has been a portfolio manager of the Fund since 2004. Mr. Clark has been a Director since 2006 and was a Vice President of MLIM from 1999 to 2006. Mr. Clark has 14 years' experience as a portfolio manager and trader. He has been a portfolio manager of the Fund since 2004. Ms. Jelilian has been a Director of MLIM since 1999. Ms. Jelilian has 13 years' experience in investing and managing index investments. She has been a portfolio manager of the Fund since 2004.

         (a)(2) As of December 31, 2005, in Thousands:

                                                                  (iii) Number of Other Accounts and
                    (ii) Number of Other Accounts Managed          Assets for Which Advisory Fee is
                          and Assets by Account Type                      Performance-Based
                      Other                                       Other
(i) Name of        Registered    Other Pooled                   Registered     Other Pooled
Portfolio          Investment     Investment       Other        Investment      Investment       Other
Manager            Companies       Vehicles       Accounts      Companies        Vehicles       Accounts
                  ------------                                 ------------

Vincent J
Costa, CFA                  15             27             34              1*              3              2
                  $  6,442,250   $ 11,986,018   $ 39,080,035   $    186,423    $  1,214,547   $  1,899,270
Jonathan Clark              15             27             34              1*              3              2
                  $  6,442,250   $ 11,986,018   $ 39,080,035   $    186,423    $  1,214,547   $  1,899,270
Debra L
Jelilian                    15             27             34              1*              3              2
                  $  6,442,250   $ 11,986,018   $ 39,080,035   $    186,423    $  1,214,547   $  1,899,270

* A portion of the assets in the master fund of a master-feeder structure is subject to a performance fee.

         (iv) Potential Material Conflicts of Interest

         Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser and its affiliates, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Adviser and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by other clients of the Adviser and its affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser and its affiliates to be equitable to each. The Adviser will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser and its affiliates in the interest of achieving the most favorable net results to the Fund.

         To the extent that the Fund's portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will need to divide his or her time and attention among relevant accounts.

         In some cases, a real, potential or apparent conflict may also arise where (i) the Adviser may have an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of the Fund's portfolio management team owns an interest in one fund or account he or she manages and not another.

         MLIM has adopted policies and procedures designed to address conflicts of interest its portfolio managers may face.

         (a)(3) As of December 31, 2005:

      Portfolio Manager Compensation

      The Portfolio Manager Compensation Program of MLIM and its affiliates is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

      Compensation Program

      The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

      Base Salary

      Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

      Performance-Based Compensation

      MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, portfolio manager incentive compensation is derived on a discretionary basis considering such factors as: products they manage, external market conditions, MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of client focus, respect for the individual, teamwork, responsible citizenship and integrity. All factors are considered collectively by MLIM management.

      Cash Bonus

      Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

      Stock Bonus

      A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on Merrill Lynch's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives. MLIM management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of Merrill Lynch's performance. Portfolio managers therefore have a direct incentive to protect Merrill Lynch's reputation for integrity.

      Other Benefits

      Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of ML & Co. and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2005, Mr. Costa does not beneficially own any stock issued by the Fund; Mr. Clark does not beneficially own any stock issued by the Fund; and Ms. Jelilian does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 21, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 21, 2006